UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2006

1.799864.102

NMI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.0%
		Principal Amount (d)	Value
Argentina - 0.5%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 9,420,000	$ 9,702,600
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		8,302,000	9,381,260
Brazil - 1.1%
Braskem SA:
11.75% 1/22/14 (f)		7,875,000	9,627,188
12.5% 11/5/08 (f)		6,485,000	7,409,113
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (e)		4,312,838	4,291,273
TOTAL BRAZIL			21,327,574
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		5,130,000	5,796,900
Egypt - 0.3%
Telecom Egypt SAE:
10.7% 2/4/10 (g)	EGP	14,855,300	2,693,210
10.95% 2/4/10	EGP	14,865,300	2,720,887
TOTAL EGYPT			5,414,097
Germany - 2.0%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		8,920,000	9,633,600
Dresdner Bank AG 10.375% 8/17/09 (f)		7,105,000	7,753,331
Gazstream SA 5.625% 7/22/13 (f)		14,474,276	14,257,162
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		7,530,000	7,605,300
TOTAL GERMANY			39,249,393
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	176,800
0% 7/5/01 (Reg. S) (c)		1,335,000	53,400
TOTAL INDONESIA			230,200
Korea (South) - 0.2%
Hanarotelecom, Inc. 7% 2/1/12 (f)		3,930,000	3,880,875
Luxembourg - 0.7%
Millicom International Cellular SA 10% 12/1/13		8,525,000	9,441,438
Mobile Telesystems Finance SA (Reg. S) 8.375% 10/14/10		5,520,000	5,713,200
TOTAL LUXEMBOURG			15,154,638
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Malaysia - 1.4%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		$ 3,120,000	$ 3,660,509
Petronas Capital Ltd.:
7% 5/22/12		15,670,000	16,776,929
7.875% 5/22/22 (Reg. S)		5,675,000	6,719,314
TOTAL MALAYSIA			27,156,752
Mexico - 0.2%
Innova S. de R.L. 9.375% 9/19/13		3,710,000	4,155,200
Netherlands - 0.5%
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		10,025,000	10,075,125
Russia - 1.0%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		11,370,000	11,949,870
OAO Gazprom 9.625% 3/1/13		7,150,000	8,454,875
TOTAL RUSSIA			20,404,745
Tunisia - 0.2%
Banque Centrale de Tunisie 7.375% 4/25/12		3,855,000	4,148,944
United Kingdom - 0.4%
Credit Suisse First Boston International 8% 11/6/15 (f)		7,550,000	7,578,313
United States of America - 4.7%
Drummond Co., Inc. 7.375% 2/15/16 (f)		3,910,000	3,870,900
Pemex Project Funding Master Trust:
7.375% 12/15/14		12,720,000	13,578,600
7.75% 9/28/49		29,340,000	29,956,140
7.875% 2/1/09 (g)		7,465,000	7,845,715
8.625% 2/1/22		16,160,000	19,068,800
9.125% 10/13/10		17,415,000	19,504,800
TOTAL UNITED STATES OF AMERICA			93,824,955
TOTAL NONCONVERTIBLE BONDS (Cost $280,964,760)			277,481,571
Government Obligations - 71.9%

Argentina - 3.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		21,655,845	21,298,524
par 1.33% 12/31/38 (g)		34,225,000	13,005,500
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
4.889% 8/3/12 (g)		$ 15,837,500	$ 14,698,739
Gross Domestic Product Linked Security 4/1/06 (a)(i)		232,444,398	21,501,107
TOTAL ARGENTINA			70,503,870
Brazil - 14.2%
Brazilian Federative Republic:
7.125% 1/20/37		9,855,000	9,633,263
7.875% 3/7/15		8,980,000	9,698,400
8% 1/15/18		13,960,000	15,125,660
8.25% 1/20/34		13,140,000	14,467,140
8.75% 2/4/25		42,620,000	48,799,900
8.875% 10/14/19		12,625,000	14,626,063
8.875% 4/15/24		19,505,000	22,528,275
10% 8/7/11		6,900,000	8,090,250
10.5% 7/14/14		14,415,000	17,982,713
11% 1/11/12		8,000,000	9,780,000
11% 8/17/40		15,035,000	19,289,905
12% 4/15/10		23,885,000	29,163,585
12.25% 3/6/30		12,745,000	19,467,988
12.75% 1/15/20		16,225,000	24,094,125
14.5% 10/15/09		13,855,000	17,803,675
TOTAL BRAZIL			280,550,942
Colombia - 2.8%
Colombian Republic:
6.55% 11/16/15 (g)		4,020,000	4,190,850
8.125% 5/21/24		4,135,000	4,627,065
8.25% 12/22/14		3,590,000	4,038,750
10% 1/23/12		6,075,000	7,174,575
10.375% 1/28/33		5,010,000	6,988,950
10.75% 1/15/13		8,030,000	9,957,200
11.75% 2/25/20		12,541,000	17,870,925
TOTAL COLOMBIA			54,848,315
Dominican Republic - 1.7%
Dominican Republic:
8.625% 4/20/27 (f)		8,280,000	8,507,700
9.04% 1/23/18 (f)		7,610,009	8,249,250
9.5% 9/27/11 (Reg. S)		15,919,453	17,113,412
TOTAL DOMINICAN REPUBLIC			33,870,362
Government Obligations - continued
		Principal Amount (d)	Value
Ecuador - 3.7%
Ecuador Republic:
9% 8/15/30 (Reg. S) (e)		$ 15,720,000	$ 15,837,900
9.375% 12/15/15 (f)		47,210,000	49,806,534
12% 11/15/12 (f)		2,025,000	2,060,438
12% 11/15/12 (Reg. S)		6,345,000	6,456,038
TOTAL ECUADOR			74,160,910
El Salvador - 0.2%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		4,230,000	4,705,875
Indonesia - 1.7%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		5,345,000	5,318,275
7.5% 1/15/16 (f)		22,365,000	23,147,775
8.5% 10/12/35 (f)		5,095,000	5,680,925
TOTAL INDONESIA			34,146,975
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (f)		27,705,000	18,806,154
Ivory Coast - 0.4%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		13,779,750	3,444,938
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		18,185,000	4,546,250
TOTAL IVORY COAST			7,991,188
Lebanon - 2.1%
Lebanese Republic:
7.83% 11/30/09 (f)(g)		10,940,000	11,487,000
7.83% 11/30/09 (g)		3,165,000	3,323,250
10.125% 8/6/08		5,380,000	5,796,950
10.25% 10/6/09 (Reg. S)		8,460,000	9,411,750
11.625% 5/11/16 (Reg. S)		9,410,000	11,974,225
TOTAL LEBANON			41,993,175
Mexico - 8.0%
United Mexican States:
5.875% 1/15/14		13,485,000	13,390,605
6.375% 1/16/13		3,620,000	3,710,500
6.625% 3/3/15		9,673,000	10,103,449
6.75% 9/27/34		7,500,000	7,743,750
7.5% 1/14/12		11,920,000	12,873,600
7.5% 4/8/33		14,610,000	16,348,590
8% 9/24/22		8,130,000	9,512,100
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - continued
United Mexican States: - continued
8.125% 12/30/19		$ 17,900,000	$ 21,050,400
8.3% 8/15/31		18,995,000	22,983,950
11.375% 9/15/16		9,575,000	13,495,963
11.5% 5/15/26		14,840,000	23,002,000
warrants:
9/1/06 (a)(h)		43,240	3,459,200
10/10/06 (a)(h)		22,145	1,018,670
11/9/06 (a)(h)		13,835	401,215
TOTAL MEXICO			159,093,992
Nigeria - 0.4%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		7,596,611	7,262,902
warrants 11/15/20 (a)(h)		4,000	260,000
TOTAL NIGERIA			7,522,902
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.75% 2/19/09		3,405,000	3,422,025
7.125% 3/31/16 (f)		4,080,000	4,059,600
TOTAL PAKISTAN			7,481,625
Panama - 1.6%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,498,880
7.25% 3/15/15		4,980,000	5,278,800
8.875% 9/30/27		7,220,000	8,772,300
9.375% 4/1/29		3,935,000	4,987,613
9.625% 2/8/11		6,156,000	7,087,095
TOTAL PANAMA			31,624,688
Peru - 2.2%
Peruvian Republic:
7.35% 7/21/25		8,060,000	7,918,950
8.75% 11/21/33		5,655,000	6,291,188
9.125% 2/21/12		8,435,000	9,447,200
9.875% 2/6/15		8,325,000	9,823,500
euro Brady past due interest 5% 3/7/17 (g)		11,028,400	10,476,980
TOTAL PERU			43,957,818
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 8.3%
Philippine Republic:
8.375% 2/15/11		$ 17,885,000	$ 19,405,225
8.875% 3/17/15		18,555,000	20,944,884
9% 2/15/13		43,210,000	48,665,263
9.375% 1/18/17		11,585,000	13,482,044
9.5% 2/2/30		15,910,000	18,873,238
9.875% 1/15/19		20,625,000	24,801,563
10.625% 3/16/25		14,015,000	18,166,944
TOTAL PHILIPPINES			164,339,161
Russia - 4.3%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		6,657,500	7,289,963
11% 7/24/18 (Reg. S)		22,952,000	32,821,360
12.75% 6/24/28 (Reg. S)		19,642,000	35,011,865
Russian Federation Ministry of Finance Series VII, 3% 5/14/11		12,170,000	10,740,025
TOTAL RUSSIA			85,863,213
Serbia & Montenegro - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		5,575,000	5,034,225
South Africa - 0.6%
South African Republic:
7.375% 4/25/12		5,855,000	6,330,719
8.5% 6/23/17		2,395,000	2,897,950
9.125% 5/19/09		3,025,000	3,316,156
TOTAL SOUTH AFRICA			12,544,825
Turkey - 5.3%
Turkish Republic:
6.875% 3/17/36		5,425,000	5,248,688
7% 6/5/20		14,225,000	14,402,813
8% 2/14/34		9,165,000	10,092,956
11% 1/14/13		28,630,000	35,930,650
11.5% 1/23/12		11,560,000	14,450,000
11.75% 6/15/10		10,990,000	13,215,475
11.875% 1/15/30		7,345,000	11,338,844
TOTAL TURKEY			104,679,426
Ukraine - 0.4%
City of Kiev 8.75% 8/8/08		7,295,000	7,559,444
Government Obligations - continued
		Principal Amount (d)	Value
Uruguay - 0.6%
Uruguay Republic:
7.25% 2/15/11		$ 2,650,000	$ 2,756,000
7.5% 3/15/15		5,870,000	6,119,475
9.25% 5/17/17		3,315,000	3,853,688
TOTAL URUGUAY			12,729,163
Venezuela - 7.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(h)		168,700	6,284,075
5.375% 8/7/10		9,985,000	9,670,473
5.6138% 4/20/11 (g)		14,565,000	14,630,543
7% 12/1/18 (Reg. S)		6,245,000	6,354,288
7.65% 4/21/25		14,070,000	15,195,600
8.5% 10/8/14		21,060,000	23,587,200
9.25% 9/15/27		24,805,000	31,502,350
9.375% 1/13/34		11,385,000	14,544,338
10.75% 9/19/13		10,220,000	12,744,340
13.625% 8/15/18		12,818,000	19,707,675
TOTAL VENEZUELA			154,220,882
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		7,970,000	8,248,950
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,337,161,131)			1,426,478,080
Common Stocks - 4.3%
	Shares
Bermuda - 0.1%
APP China Group Ltd.	42,508	2,210,416
Brazil - 0.1%
Cyrela Brazil Realty SA	58,000	1,033,762
China - 0.6%
China Shenhua Energy Co. Ltd. (H Shares)	4,024,500	7,079,954
Dongfeng Motor Group Co. Ltd. (H Shares)	2,294,000	1,005,213
PetroChina Co. Ltd. sponsored ADR	17,900	1,878,605
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	44,800	2,551,808
TOTAL CHINA		12,515,580
Hong Kong - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	1,564,000	1,229,568
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd. sponsored ADR	53,700	$ 4,198,266
Cosco Pacific Ltd.	472,000	942,887
TOTAL HONG KONG		6,370,721
Korea (South) - 1.0%
Hyundai Mipo Dockyard Co. Ltd.	85,850	7,386,845
LG Electronics, Inc.	66,620	5,403,103
Samsung Electronics Co. Ltd.	7,150	4,636,167
SK Corp.	15,830	1,062,285
TOTAL KOREA (SOUTH)		18,488,400
Russia - 1.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	26,900	2,622,750
Lukoil Oil Co. sponsored ADR	93,900	7,784,310
Novatek JSC GDR (f)	76,000	2,926,000
OAO Gazprom sponsored ADR	98,400	9,028,200
Surgutneftegaz JSC sponsored ADR	26,800	2,028,760
TOTAL RUSSIA		24,390,020
South Africa - 0.6%
Aveng Ltd.	537,300	2,047,936
Bidvest Group Ltd.	111,900	2,069,029
FirstRand Ltd.	582,100	1,888,249
Lewis Group Ltd.	213,200	2,130,098
Sasol Ltd. sponsored ADR	44,800	1,694,784
Truworths International Ltd.	434,300	2,004,028
TOTAL SOUTH AFRICA		11,834,124
Turkey - 0.4%
Acibadem Saglik Hizmetleri AS	112,000	1,132,912
Denizbank AS (a)	109,000	948,531
Finansbank AS	894,000	5,119,970
Turk Sise ve Cam Fabrikalari AS	215,000	919,487
TOTAL TURKEY		8,120,900
TOTAL COMMON STOCKS (Cost $77,579,877)		84,963,923
Sovereign Loan Participations - 0.2%
	Principal Amount (d)	Value
Morocco - 0.2%
Moroccan Kingdom loan participation - JP Morgan 5.6825% 1/2/09 (g) (Cost $3,660,059)	$ 3,687,857	$ 3,673,106
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 4.77% (b) (Cost $193,902,109)	193,902,109	193,902,109
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $6,589,000)	$ 6,591,479	6,589,000
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount
Russia - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $89,495,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $402,728)	April 2006/ $110.125	$ 97,997,025	125,293
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,900,259,664)	1,993,213,082
NET OTHER ASSETS - (0.5)%	(10,685,621)
NET ASSETS - 100%	$ 1,982,527,461
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviation
EGP	-	Egyptian pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $254,763,018 or 12.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 680,823
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,900,672,917. Net unrealized appreciation aggregated $92,540,165, of which $108,606,965 related to appreciated investment securities and $16,066,800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

March 31, 2006

1.814648.101

LIM-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,200	$ 1,235
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA Insured)	2,415	2,453
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,341
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,734
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,142
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,090
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,114
5.5% 1/1/22	1,100	1,173
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,045
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (f)	1,645	1,743
		22,070
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,133
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,145
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,583
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16 (AMBAC Insured)	1,585	1,693
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,150
		5,571
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. Proj.) 3.65%, tender 8/1/06 (d)(e)	1,000	999
California - 14.5%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,527
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,408
5.25% 12/1/18 (FGIC Insured)	5,000	5,389
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/07	$ 3,500	$ 3,570
Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,312
5.5% 5/1/15 (AMBAC Insured)	2,600	2,842
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	5,700	6,449
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,110	1,197
Series A:
5% 7/1/15	15,200	16,191
5% 7/1/15 (MBIA Insured)	6,100	6,520
5.25% 1/1/11	700	747
5.25% 7/1/13 (MBIA Insured)	7,600	8,257
5.25% 7/1/14 (FGIC Insured)	9,700	10,572
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,860
5% 2/1/11	2,650	2,790
5% 3/1/15	3,000	3,186
5% 2/1/25	4,000	4,133
5.25% 2/1/11	4,000	4,255
5.25% 3/1/12	2,210	2,367
5.25% 2/1/15	5,000	5,377
5.25% 2/1/16	8,500	9,135
5.25% 2/1/28	3,400	3,573
5.25% 11/1/29	1,200	1,262
5.25% 2/1/33	6,100	6,377
5.25% 12/1/33	6,755	7,111
5.25% 4/1/34	6,600	6,943
5.5% 3/1/11	8,500	9,145
5.5% 4/1/13 (AMBAC Insured)	1,000	1,101
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (f)	350	375
5.5% 4/1/30	11,800	12,874
5.5% 11/1/33 (g)	21,355	23,240
5.625% 5/1/20	925	990
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	838
5.75% 10/1/10	2,200	2,379
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,098
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	9,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (d)(e)	$ 8,000	$ 7,986
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,114
Series 2005 A, 5.25% 6/1/30	4,300	4,503
Series 2005 K, 5% 11/1/16	7,195	7,610
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,274
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,588
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,943
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,498
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,930
0% 1/15/27 (a)	1,000	865
5% 1/15/16 (MBIA Insured)	1,000	1,050
5.75% 1/15/40	1,600	1,622
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,249
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	3,600	3,761
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,358
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,287
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (e)	2,450	2,497
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,503
Los Angeles Dept. Arpts. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,657
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,712
5% 1/1/11 (FSA Insured) (e)	1,740	1,800
5% 1/1/12 (FSA Insured) (e)	1,835	1,900
5% 1/1/08 (FSA Insured) (e)	1,510	1,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	$ 6,800	$ 7,409
5.375% 7/1/18 (Pre-Refunded to 7/1/13 @ 100) (f)	2,100	2,303
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,259
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,680	3,089
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured) (c)	1,180	1,224
Subseries C, 5% 9/1/12 (AMBAC Insured) (c)	2,140	2,257
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,195
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,512
5.25% 10/1/10	1,620	1,713
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,405
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,881
5.25% 1/15/30 (MBIA Insured)	1,400	1,442
		292,924
Colorado - 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	3,838
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,789
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,061
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	5,000	2,315
Colorado Health Facilities Auth. Rev. Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,929
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (e)	4,500	4,392
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,126
5.75% 12/15/22 (FGIC Insured)	1,000	1,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$ 3,200	$ 3,483
Series B, 0% 9/1/15 (MBIA Insured)	1,400	929
		23,988
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,093
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,394
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,056
5.25% 6/1/10 (MBIA Insured)	1,980	2,061
5.25% 6/1/10 (Pre-Refunded to 6/1/08 @ 101) (f)	1,020	1,065
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,617
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,394
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,628
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,898
		19,206
Florida - 3.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	720	751
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,463
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,222
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,840
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,659
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,001
Series B, 5% 11/15/17	1,200	1,241
3.95%, tender 9/1/12 (d)	7,550	7,374
5%, tender 11/16/09 (d)	5,000	5,161
5.25% 11/15/11	3,735	3,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	$ 18,000	$ 17,949
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,606
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,470
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,737
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,500	4,640
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,751
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,127
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,481
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,520	1,613
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,748
		67,698
Georgia - 1.5%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,691
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,246
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,270
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,786
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (f)	1,500	1,649
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @ 101) (f)	1,440	1,556
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,010
5% 1/1/10 (FSA Insured)	3,370	3,519
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,164
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,774
Series 2005 V:
6.6% 1/1/18 (f)	35	42
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (MBIA Insured)	$ 1,550	$ 1,830
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	793
		29,330
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,259
Illinois - 9.6%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,345
5.5% 12/1/23 (MBIA Insured)	1,000	1,098
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	757
Series A, 0% 12/1/16 (FGIC Insured)	1,000	624
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,676
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,164
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,060
5.25% 1/1/33 (MBIA Insured)	3,000	3,123
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,319
5.25% 1/1/11 (FSA Insured)	2,070	2,199
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,277
Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,049
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,807
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,609
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,161
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,421
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,146
6.25% 1/1/08 (Pre-Refunded to 1/1/07 @ 102) (e)(f)	1,005	1,043
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,579
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,882
5.5% 1/1/18 (FGIC Insured)	370	395
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	$ 1,000	$ 1,072
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,592
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A, 4.25% 6/1/08 (AMBAC Insured)	3,545	3,549
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	5,000	5,186
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,808
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,229
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,724
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,408
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,480
0% 11/1/17	2,700	1,610
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,188
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,130
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,017
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,643
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,537
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,560
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,684
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,553
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,391
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,034
5% 10/1/10	1,235	1,287
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	$ 1,000	$ 1,071
5.375% 7/1/15 (MBIA Insured)	1,300	1,398
5.5% 8/1/10	1,400	1,495
5.5% 4/1/16 (FSA Insured)	1,000	1,084
5.5% 2/1/18 (FGIC Insured)	1,000	1,077
5.5% 8/1/19 (MBIA Insured)	1,250	1,354
5.5% 4/1/17 (MBIA Insured)	2,600	2,752
5.6% 4/1/21 (MBIA Insured)	2,800	2,962
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,060
7% 5/15/22	5,000	5,470
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,747
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,130
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,474
6% 6/15/20	1,600	1,731
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,679
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (f)	2,580	2,839
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,578
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,725
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,057
0% 12/1/14 (FSA Insured)	5,180	3,584
0% 12/1/15 (FSA Insured)	3,810	2,507
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,017
0% 12/1/10 (FSA Insured)	3,380	2,811
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,666
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 7,100	$ 7,745
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,327
0% 6/15/16 (FGIC Insured)	2,050	1,309
0% 6/15/17 (FGIC Insured)	3,240	1,971
0% 6/15/20 (FGIC Insured)	1,350	716
0% 6/15/34 (MBIA Insured)	1,000	263
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,934
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,073
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,300	1,370
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	775
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	692
		193,182
Indiana - 4.7%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,219
5.5% 7/15/22 (Pre-Refunded to 7/15/14 @ 100) (f)	2,210	2,445
5.5% 7/15/23 (Pre-Refunded to 7/15/14 @ 100) (f)	1,000	1,106
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,559
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15 (FSA Insured)	1,805	1,924
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,219
5% 1/10/14 (FSA Insured)	1,180	1,254
5% 7/10/14 (FSA Insured)	1,215	1,295
5% 7/10/16 (FSA Insured)	1,180	1,244
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,495
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,746
5% 7/15/17 (MBIA Insured)	1,720	1,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	$ 6,850	$ 4,000
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,084
5% 1/15/12 (MBIA Insured)	1,295	1,370
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,817
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,237
5.5% 7/15/12 (FSA Insured)	1,280	1,395
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,862
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,245
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series A, 5%, tender 5/1/07 (d)	6,900	6,994
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	871
0% 6/1/18 (AMBAC Insured)	1,740	1,006
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,822
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,644
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,694
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,110
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,401
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,721
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,182
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,326
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,102
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,225
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Plainfield Cmnty. High School Bldg. Corp. 5% 1/15/30 (FGIC Insured)	$ 2,000	$ 2,069
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,643
5.25% 7/15/27 (MBIA Insured)	1,310	1,391
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (d)	5,005	5,040
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,807
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,789
5% 7/15/17 (FGIC Insured)	2,000	2,092
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,555
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,063
		94,409
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,197
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,826
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,317
5.25% 12/1/11 (MBIA Insured)	1,805	1,874
Series II, 5.5% 11/1/19	1,000	1,087
5.5% 11/1/20	1,000	1,088
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,646
		10,838
Kentucky - 0.3%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,702
Kentucky Asset/Liability Commission Rev. (Univ. of Kentucky Gen. Receipts Proj.) 5% 10/1/16 (FGIC Insured)	1,250	1,339
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,408
		5,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.2%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$ 1,070	$ 1,157
5.25% 3/1/16 (FSA Insured)	1,290	1,398
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,009
		4,620
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	2,710	2,948
Massachusetts - 3.4%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	279
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,434
6.375% 8/1/15	2,460	2,677
6.375% 8/1/16	2,570	2,810
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,189
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,327
5.75% 6/15/13	3,000	3,230
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,294
Series 2005 C, 5.25% 9/1/23	6,300	6,764
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,155
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,912
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,361
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,523
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,052
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,046
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,209
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	5,250	5,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	$ 25	$ 26
Springfield Gen. Oblig.:
5% 8/1/17 (MBIA Insured)	5,640	5,980
5.25% 8/1/14 (MBIA Insured)	5,000	5,413
		68,138
Michigan - 3.1%
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (f)	1,400	1,516
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,090
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,635
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,125
5% 9/30/12 (MBIA Insured)	1,500	1,600
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,767
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,441
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,365
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	199
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,528
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	2,946
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,077
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,111
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,064
5.5% 3/1/17	1,885	2,004
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,200
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,219
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,038
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025	$ 1,099
Troy School District 5% 5/1/12 (MBIA Insured) (c)	1,075	1,127
		62,732
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,300
5.625% 12/1/22	575	611
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,544
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,177
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,479
		12,111
Mississippi - 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,764
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,279
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,971
		7,014
Missouri - 0.7%
Kansas City School District Bldg. Corp. Rev. Series A, 5% 2/1/08 (FGIC Insured)	1,905	1,953
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,093
5% 9/1/16 (FSA Insured)	2,030	2,147
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,132
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	$ 2,370	$ 2,561
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,109
		13,441
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (d)	2,900	2,995
Nevada - 0.8%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,576
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,156
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	1,500	1,575
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (e)	5,735	5,821
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,083
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,453
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,614
		16,278
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,264
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,354
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC Insured) (c)	1,690	1,704
		5,322
New Jersey - 3.7%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,987
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,261
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,083
5.25% 3/1/15	3,000	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O:
5.25% 3/1/23	$ 1,500	$ 1,589
5.25% 3/1/26	4,700	4,953
Series O:
5.25% 3/1/21 (MBIA Insured)	1,200	1,288
5.25% 3/1/25	4,200	4,429
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,732
New Jersey Trans. Trust Fund Auth.:
Series A, 5.25% 12/15/08 (MBIA Insured)	4,500	4,681
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,790
5.25% 12/15/11 (FGIC Insured)	4,900	5,255
5.25% 12/15/12 (FGIC Insured)	5,200	5,603
5.25% 12/15/16 (MBIA Insured)	5,000	5,414
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	5,700	5,692
5.75% 6/1/32	4,865	5,052
6.125% 6/1/24	6,400	6,912
6.375% 6/1/32	2,755	3,001
6.75% 6/1/39	2,835	3,168
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,185
		75,307
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,446
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,050
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,100
		5,596
New York - 10.7%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,225
5.75% 5/1/22 (FSA Insured)	2,240	2,433
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,250
5.75% 5/1/25 (FSA Insured)	1,715	1,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/19 (FSA Insured)	$ 5,590	$ 6,267
5.75% 5/1/22 (FSA Insured)	8,525	9,583
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,702
5% 6/1/11	1,075	1,124
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,067
5.25% 11/15/14	1,000	1,082
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,492
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,498
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,735
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,085
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (f)	1,700	1,838
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (f)	305	320
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	850	893
New York City Gen. Oblig.:
Series 2000 A:
6.5% 5/15/11	1,950	2,155
6.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 101) (f)	85	95
Series 2002 C, 5.5% 8/1/13	2,000	2,166
Series 2003 I, 5.75% 3/1/16	2,100	2,304
Series 2005 G, 5% 8/1/14	6,500	6,880
Series 2005 J:
5% 3/1/12	3,020	3,174
5% 3/1/20	9,000	9,387
Series 2005 K, 5% 8/1/11	6,000	6,311
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series C:
5.75% 3/15/27 (FSA Insured)	390	423
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (f)	1,110	1,227
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,064
Series J, 5.875% 2/15/19	10	10
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	$ 1,810	$ 1,822
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to 6/15/06 @ 101) (f)	7,600	7,712
New York City Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	30	32
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (f)	6,925	7,733
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,682
5.75% 7/1/13 (AMBAC Insured)	1,100	1,194
Series C, 7.5% 7/1/10	5,085	5,490
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,465
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,557
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	447
Series 2003 A, 5% 3/15/09	3,000	3,110
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,130
4.875% 6/15/20	2,200	2,257
5% 6/15/15	775	803
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,398
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	827
New York Transitional Fin. Auth. Rev. Series B, 5.25% 2/1/29 (b)	3,200	3,388
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	4,100	4,431
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,891
Series A1:
5% 6/1/11	10,000	10,024
5.25% 6/1/21 (AMBAC Insured)	2,200	2,348
5.25% 6/1/22 (AMBAC Insured)	3,450	3,669
5.5% 6/1/14	3,200	3,354
5.5% 6/1/15	8,000	8,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 2,700	$ 2,830
5.5% 6/1/15	4,100	4,340
5.5% 6/1/16	1,600	1,710
5.5% 6/1/17	3,900	4,159
5.5% 6/1/20	800	863
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,101
Tsasc, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	8,175	8,814
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (f)	13,000	14,150
		215,427
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,620	7,901
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,249
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,642
		13,792
North Carolina - 1.2%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,698
5.25% 6/1/20 (AMBAC Insured)	1,520	1,624
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,505
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,115
Series A:
5.5% 1/1/11	1,580	1,678
5.75% 1/1/26	1,000	1,050
Series B, 6.125% 1/1/09	2,120	2,233
Series C:
5.25% 1/1/10	2,630	2,741
5.5% 1/1/07	500	506
Series D:
5.375% 1/1/10	3,315	3,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
6% 1/1/09	$ 2,430	$ 2,502
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,630
		23,751
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	4,000
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,160
		5,160
Ohio - 0.7%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,180
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,153
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	3,000	3,245
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%, tender 7/1/06 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,326
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (d)	1,700	1,696
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	1,000	1,087
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,619
		13,306
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	792
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,146
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,350	3,734
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,700	3,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	$ 2,165	$ 2,389
5.5% 10/1/20 (FGIC Insured)	1,550	1,706
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,283
		17,863
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/18 (FSA Insured)	1,800	1,900
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,067
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	1,320	1,369
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,640
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,103
		8,079
Pennsylvania - 2.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (e)	2,000	2,029
5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,301
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,356
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,432
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,507
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,526
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,199
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,656
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,377
6.5% 11/1/16 (e)	1,100	1,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	$ 1,200	$ 1,194
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,493
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,356
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,733
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,519
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,061
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,599
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,220
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured) (c)	1,670	1,725
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,455
		43,931
Puerto Rico - 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (d)	1,000	1,006
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,123
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,849
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,460
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,658
Greenville County School District Installment Purp. Rev. 5% 12/1/10 (c)	1,700	1,773
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	708
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	$ 5,500	$ 6,343
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,800	1,923
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,433
5.5% 1/1/16 (FGIC Insured)	2,705	3,011
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,185
5% 6/1/17 (MBIA Insured)	2,035	2,171
		28,644
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,153
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,273
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,522
		6,948
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,339
6.25% 1/1/13 (MBIA Insured)	1,700	1,922
7.25% 1/1/10 (MBIA Insured)	8,000	8,938
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,837
5% 9/1/11 (MBIA Insured)	1,835	1,932
5% 9/1/13 (MBIA Insured)	2,010	2,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A, 6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (f)	$ 600	$ 651
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,150
		19,893
Texas - 16.7%
Abilene Independent School District 5% 2/15/17	1,090	1,153
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,092
Arlington Independent School District 0% 2/15/07	1,570	1,521
Austin Cmnty. College District 5.5% 8/1/34	1,900	2,054
Austin Independent School District:
5.25% 8/1/11 (c)	3,515	3,743
5.7% 8/1/11	1,070	1,078
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,336
0% 11/15/12 (AMBAC Insured)	2,000	1,527
0% 5/15/17 (FGIC Insured)	1,900	1,161
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10 (MBIA Insured) (c)	1,735	1,798
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,470
5.375% 5/1/16 (FSA Insured)	1,425	1,530
5.375% 5/1/17 (FSA Insured)	1,490	1,596
Birdville Independent School District:
0% 2/15/12	4,150	3,270
5% 2/15/10	1,200	1,255
Boerne Independent School District 5.25% 2/1/35	1,300	1,364
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (d)(e)	8,180	8,203
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,621
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,207
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (f)	195	186
Clint Independent School District 5.5% 8/15/18	1,000	1,086
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	$ 3,000	$ 3,279
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,363
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,651
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,431
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,137
Del Valle Independent School District:
5% 2/1/15	2,015	2,137
5% 2/1/16	2,195	2,318
5.5% 2/1/10	1,275	1,356
5.5% 2/1/11	1,350	1,452
Denton County Gen. Oblig.:
5% 7/15/13 (FSA Insured)	1,195	1,269
5% 7/15/14 (FSA Insured)	3,570	3,784
El Paso Independent School District 5% 8/15/15	2,160	2,312
Fort Worth Independent School District 5% 2/15/12	1,500	1,589
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,112
Gainesville Independent School District 5.25% 2/15/36 (Permanent School Fund of Texas Insured)	1,000	1,063
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,046
5.5% 2/15/12	2,180	2,313
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,245
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,484
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,949
Series A:
5% 10/1/08 (c)	3,775	3,880
5.25% 8/15/35 (FSA Insured)	4,600	4,820
0% 10/1/16 (MBIA Insured)	6,180	3,907
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A: - continued
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	$ 2,680	$ 2,912
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,081
5.5% 3/1/18 (FGIC Insured)	1,140	1,227
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,359
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,116
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	261
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,076
0% 8/15/10 (AMBAC Insured)	2,200	1,853
0% 8/15/15	2,000	1,333
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,169
0% 12/1/11 (AMBAC Insured)	8,250	6,602
Humble Independent School District:
0% 2/15/10	2,320	1,995
0% 2/15/16	1,250	815
0% 2/15/17	1,400	866
Katy Independent School District Series A, 0% 2/15/07	2,550	2,471
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	612
Series A, 0% 8/15/12	1,590	1,224
Klein Independent School District Series A:
5% 8/1/13	1,455	1,546
5% 8/1/14	5,110	5,453
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,363
Lamar Consolidated Independent School District:
5.25% 2/15/14	305	313
5.25% 2/15/14 (Pre-Refunded to 2/15/08 @ 100) (f)	3,445	3,548
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,319
5.25% 2/15/13 (FGIC Insured)	1,335	1,337
Lewisville Independent School District 0% 8/15/08	5,000	4,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	$ 615	$ 554
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,565
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (f)	5,475	6,045
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,692
5.5% 2/15/14	2,280	2,445
5.5% 2/15/15	2,270	2,460
5.5% 2/15/16	3,450	3,737
5.5% 2/15/18	1,000	1,067
5.5% 2/15/19	2,530	2,695
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,308
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)	2,700	2,700
5.375% 8/15/11	430	446
5.375% 8/15/11 (Pre-Refunded to 8/15/08 @ 100) (f)	1,070	1,113
Midway Independent School District 0% 8/15/19	1,400	760
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	566
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,811
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,083
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,058
5.5% 8/15/26 (FGIC Insured)	1,225	1,337
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,215
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,816
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,166
5.5% 2/15/13	1,090	1,171
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,316
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	572
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	$ 1,000	$ 1,081
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	541
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,305
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,119
5.375% 2/15/18	1,370	1,467
5.625% 2/15/11	3,865	4,181
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,100
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,635
0% 2/15/07	7,645	7,407
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,085
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,139
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (d)	7,300	7,285
5.375% 2/1/17	3,495	3,731
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,694
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,495
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,877
5.25% 2/1/14 (MBIA Insured)	1,835	1,988
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to 11/15/09 @ 100) (f)	1,000	1,075
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,260
5.625% 8/1/26	1,000	1,107
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,440
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,173
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,881
5.375% 2/1/18	1,400	1,489
Spring Independent School District 0% 2/15/07	5,900	5,717
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	$ 6,885	$ 7,143
5.375% 8/1/10 (e)	1,900	1,998
5% 8/1/09 (e)	5,000	5,019
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,397
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,046
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,388
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,123
5% 3/15/16 (FSA Insured)	4,565	4,838
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,017
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,784
Series B, 5.625% 7/15/21	2,010	2,130
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000	4,377
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,157
Waxahachie Independent School District:
0% 8/15/14	1,460	1,020
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,078
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,567
White Settlement Independent School District 5.75% 8/15/34	1,250	1,362
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	37
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (f)	1,400	1,523
Ysleta Independent School District 0% 8/15/11	1,100	887
		336,124
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	$ 5,000	$ 5,394
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,873
		8,654
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,067
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,299
		4,366
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,695
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,884
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,394
5.85% 5/1/08 (e)	1,370	1,390
		7,363
Washington - 7.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,691
0% 6/1/24 (MBIA Insured)	1,505	642
0% 6/1/29 (MBIA Insured)	5,600	1,846
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,043
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,404
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,717
5.25% 1/1/11 (FSA Insured)	1,715	1,827
5% 1/1/09 (MBIA Insured)	1,265	1,309
5% 1/1/10 (MBIA Insured)	2,000	2,090
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 3,000	$ 1,619
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	488
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13 (c)	5,000	5,305
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,438
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,168
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,287
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,057
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (f)	1,000	1,065
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,838
5.5% 1/1/17 (FSA Insured)	2,565	2,765
5.5% 1/1/18 (FSA Insured)	3,010	3,240
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,404
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,249
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,891
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,726
4.5% 12/1/09 (FGIC Insured)	855	875
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,139
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,126
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,128
0% 12/1/12 (FGIC Insured)	6,830	5,213
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,565
Series 2001 C, 5.25% 1/1/16	3,000	3,172
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,318
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,065	$ 3,277
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,157
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,847
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,654
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,472
0% 7/1/10	16,000	13,505
0% 7/1/10	2,250	1,899
0% 7/1/12 (MBIA Insured)	4,000	3,077
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,597
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,400
5% 12/1/14 (FSA Insured)	3,245	3,468
		152,049
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	681
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,285	2,415
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,563
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,077
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,056
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured)	2,500	2,641
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,072
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,883
5.75% 8/15/12	1,760	1,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16	$ 1,000	$ 1,088
6.25% 8/15/22	1,600	1,740
		17,376
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,957,137)	1,979,291
NET OTHER ASSETS - 1.8%	35,337
NET ASSETS - 100%	$ 2,014,628
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
190 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 20,214	$ 51
The face value of futures sold as a percentage of net assets - 1%
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $239,000.
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,956,732,000. Net unrealized appreciation aggregated $22,559,000, of which $35,854,000 related to appreciated investment securities and $13,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2006

1.832282.100

ALIM-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.1%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,200	$ 1,235
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA Insured)	2,415	2,453
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,341
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (e)	1,700	1,734
5.25% 10/1/08 (MBIA Insured) (e)	3,055	3,142
5.75% 10/1/09 (MBIA Insured) (e)	3,865	4,090
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,114
5.5% 1/1/22	1,100	1,173
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (f)	2,920	3,045
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (f)	1,645	1,743
		22,070
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (e)	2,935	3,133
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,145
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,583
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/16 (AMBAC Insured)	1,585	1,693
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,150
		5,571
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. Proj.) 3.65%, tender 8/1/06 (d)(e)	1,000	999
California - 14.5%
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,527
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,408
5.25% 12/1/18 (FGIC Insured)	5,000	5,389
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/07	$ 3,500	$ 3,570
Series A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,312
5.5% 5/1/15 (AMBAC Insured)	2,600	2,842
6% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (f)	5,700	6,449
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	1,110	1,197
Series A:
5% 7/1/15	15,200	16,191
5% 7/1/15 (MBIA Insured)	6,100	6,520
5.25% 1/1/11	700	747
5.25% 7/1/13 (MBIA Insured)	7,600	8,257
5.25% 7/1/14 (FGIC Insured)	9,700	10,572
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,860
5% 2/1/11	2,650	2,790
5% 3/1/15	3,000	3,186
5% 2/1/25	4,000	4,133
5.25% 2/1/11	4,000	4,255
5.25% 3/1/12	2,210	2,367
5.25% 2/1/15	5,000	5,377
5.25% 2/1/16	8,500	9,135
5.25% 2/1/28	3,400	3,573
5.25% 11/1/29	1,200	1,262
5.25% 2/1/33	6,100	6,377
5.25% 12/1/33	6,755	7,111
5.25% 4/1/34	6,600	6,943
5.5% 3/1/11	8,500	9,145
5.5% 4/1/13 (AMBAC Insured)	1,000	1,101
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (f)	350	375
5.5% 4/1/30	11,800	12,874
5.5% 11/1/33 (g)	21,355	23,240
5.625% 5/1/20	925	990
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (f)	775	838
5.75% 10/1/10	2,200	2,379
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	3,000	3,098
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	9,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (d)(e)	$ 8,000	$ 7,986
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,600	6,114
Series 2005 A, 5.25% 6/1/30	4,300	4,503
Series 2005 K, 5% 11/1/16	7,195	7,610
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,274
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (d)	1,600	1,588
Series 2004 G, 2.3%, tender 5/1/07 (d)	4,000	3,943
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,498
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,930
0% 1/15/27 (a)	1,000	865
5% 1/15/16 (MBIA Insured)	1,000	1,050
5.75% 1/15/40	1,600	1,622
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,249
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (f)	3,600	3,761
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (f)	1,300	1,358
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,287
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (e)	2,450	2,497
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,503
Los Angeles Dept. Arpts. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,657
Los Angeles Reg'l. Arpt. Impt. Rev.:
(LAX Fuel Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	1,660	1,712
5% 1/1/11 (FSA Insured) (e)	1,740	1,800
5% 1/1/12 (FSA Insured) (e)	1,835	1,900
5% 1/1/08 (FSA Insured) (e)	1,510	1,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	$ 6,800	$ 7,409
5.375% 7/1/18 (Pre-Refunded to 7/1/13 @ 100) (f)	2,100	2,303
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,259
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	2,680	3,089
North City West School Facilities Fing. Auth. Spl. Tax:
Series C, 5% 9/1/09 (AMBAC Insured) (c)	1,180	1,224
Subseries C, 5% 9/1/12 (AMBAC Insured) (c)	2,140	2,257
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,195
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,512
5.25% 10/1/10	1,620	1,713
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (e)	1,340	1,405
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,881
5.25% 1/15/30 (MBIA Insured)	1,400	1,442
		292,924
Colorado - 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	3,838
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,789
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	1,000	1,061
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	5,000	2,315
Colorado Health Facilities Auth. Rev. Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,929
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (e)	4,500	4,392
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,126
5.75% 12/15/22 (FGIC Insured)	1,000	1,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	$ 3,200	$ 3,483
Series B, 0% 9/1/15 (MBIA Insured)	1,400	929
		23,988
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,093
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,394
Series A:
5.25% 6/1/10 (FSA Insured)	1,000	1,056
5.25% 6/1/10 (MBIA Insured)	1,980	2,061
5.25% 6/1/10 (Pre-Refunded to 6/1/08 @ 101) (f)	1,020	1,065
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,617
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,394
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,628
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,898
		19,206
Florida - 3.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (f)	720	751
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,463
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,222
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,840
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,659
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 4% 11/15/06	1,000	1,001
Series B, 5% 11/15/17	1,200	1,241
3.95%, tender 9/1/12 (d)	7,550	7,374
5%, tender 11/16/09 (d)	5,000	5,161
5.25% 11/15/11	3,735	3,864
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (d)	$ 18,000	$ 17,949
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,606
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,470
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,365	1,737
5.375% 8/1/22 (Pre-Refunded to 8/1/07 @ 101) (f)	4,500	4,640
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,751
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (e)	2,000	2,127
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,481
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,520	1,613
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,700	1,748
		67,698
Georgia - 1.5%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,691
Series A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,246
Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,200	1,270
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,786
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (Pre-Refunded to 9/1/10 @ 102) (f)	1,500	1,649
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (Pre-Refunded to 1/1/10 @ 101) (f)	1,440	1,556
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,010
5% 1/1/10 (FSA Insured)	3,370	3,519
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,164
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,774
Series 2005 V:
6.6% 1/1/18 (f)	35	42
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series 2005 V:
6.6% 1/1/18 (MBIA Insured)	$ 1,550	$ 1,830
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	793
		29,330
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	4,259
Illinois - 9.6%
Chicago Board of Ed.:
(Westinghouse High School Proj.) Series C:
5.25% 12/1/15 (MBIA Insured)	2,150	2,345
5.5% 12/1/23 (MBIA Insured)	1,000	1,098
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	757
Series A, 0% 12/1/16 (FGIC Insured)	1,000	624
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,676
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,100	1,164
Series A:
5.25% 1/1/22 (MBIA Insured)	1,000	1,060
5.25% 1/1/33 (MBIA Insured)	3,000	3,123
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,319
5.25% 1/1/11 (FSA Insured)	2,070	2,199
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,277
Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,049
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,807
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,609
Series A:
5% 1/1/12 (MBIA Insured)	1,100	1,161
5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,421
6.25% 1/1/08 (AMBAC Insured) (e)	8,815	9,146
6.25% 1/1/08 (Pre-Refunded to 1/1/07 @ 102) (e)(f)	1,005	1,043
5.5% 1/1/09 (AMBAC Insured) (e)	4,400	4,579
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,882
5.5% 1/1/18 (FGIC Insured)	370	395
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	$ 1,000	$ 1,072
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,592
Chicago Transit Auth. Cap. Grant Receipts Rev. Series A, 4.25% 6/1/08 (AMBAC Insured)	3,545	3,549
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	5,000	5,186
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	1,808
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,229
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,724
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,408
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,480
0% 11/1/17	2,700	1,610
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(e)	2,200	2,188
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,130
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,017
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,643
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (e)	2,500	2,537
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (d)	5,600	5,560
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,684
Series B:
3.1%, tender 7/1/07 (d)(f)	5	5
3.1%, tender 7/1/07 (d)	3,595	3,553
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,391
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,034
5% 10/1/10	1,235	1,287
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,938
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	$ 1,000	$ 1,071
5.375% 7/1/15 (MBIA Insured)	1,300	1,398
5.5% 8/1/10	1,400	1,495
5.5% 4/1/16 (FSA Insured)	1,000	1,084
5.5% 2/1/18 (FGIC Insured)	1,000	1,077
5.5% 8/1/19 (MBIA Insured)	1,250	1,354
5.5% 4/1/17 (MBIA Insured)	2,600	2,752
5.6% 4/1/21 (MBIA Insured)	2,800	2,962
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,060
7% 5/15/22	5,000	5,470
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,747
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,130
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,474
6% 6/15/20	1,600	1,731
Kane & DeKalb Counties Cmnty. Unit School District #302 5.8% 2/1/22 (FGIC Insured)	1,500	1,679
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (f)	2,580	2,839
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 0% 12/1/18 (AMBAC Insured)	4,555	2,578
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,725
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,057
0% 12/1/14 (FSA Insured)	5,180	3,584
0% 12/1/15 (FSA Insured)	3,810	2,507
Series D:
0% 12/1/09 (FSA Insured)	3,480	3,017
0% 12/1/10 (FSA Insured)	3,380	2,811
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,666
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	$ 7,100	$ 7,745
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	6,327
0% 6/15/16 (FGIC Insured)	2,050	1,309
0% 6/15/17 (FGIC Insured)	3,240	1,971
0% 6/15/20 (FGIC Insured)	1,350	716
0% 6/15/34 (MBIA Insured)	1,000	263
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	2,934
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,073
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,300	1,370
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/17 (FSA Insured)	1,300	775
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	692
		193,182
Indiana - 4.7%
Anderson School Bldg. Corp.:
5% 7/15/17 (AMBAC Insured)	1,150	1,219
5.5% 7/15/22 (Pre-Refunded to 7/15/14 @ 100) (f)	2,210	2,445
5.5% 7/15/23 (Pre-Refunded to 7/15/14 @ 100) (f)	1,000	1,106
Avon 2000 Cmnty. School Bldg. Corp. 5% 1/15/18 (FSA Insured)	1,475	1,559
Brownsburg 1999 School Bldg. Corp. Series B, 5% 1/15/15 (FSA Insured)	1,805	1,924
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,219
5% 1/10/14 (FSA Insured)	1,180	1,254
5% 7/10/14 (FSA Insured)	1,215	1,295
5% 7/10/16 (FSA Insured)	1,180	1,244
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,495
Columbus Repair and Renovation School Bldg. Corp.:
5% 7/15/16 (MBIA Insured)	1,640	1,746
5% 7/15/17 (MBIA Insured)	1,720	1,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	$ 6,850	$ 4,000
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,084
5% 1/15/12 (MBIA Insured)	1,295	1,370
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,817
GCS School Bldg. Corp. One:
5% 7/15/16 (FSA Insured)	1,170	1,237
5.5% 7/15/12 (FSA Insured)	1,280	1,395
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,862
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,245
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Prog.) Series A, 5%, tender 5/1/07 (d)	6,900	6,994
Indiana Trans. Fin. Auth. Hwy.:
Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	871
0% 6/1/18 (AMBAC Insured)	1,740	1,006
Series A, 0% 6/1/17 (AMBAC Insured)	3,000	1,822
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (e)	1,600	1,644
5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,694
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,110
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,401
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,721
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,182
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,326
Mooresville School Bldg. Corp. 5% 7/15/16 (XL Cap. Assurance, Inc. Insured)	1,050	1,102
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured)	2,075	2,225
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Plainfield Cmnty. High School Bldg. Corp. 5% 1/15/30 (FGIC Insured)	$ 2,000	$ 2,069
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (MBIA Insured)	1,530	1,643
5.25% 7/15/27 (MBIA Insured)	1,310	1,391
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (d)	5,005	5,040
South Harrison School Bldg. Corp. Series A, 5.5% 7/15/20 (FSA Insured)	2,550	2,807
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,789
5% 7/15/17 (FGIC Insured)	2,000	2,092
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,555
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,063
		94,409
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,197
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (d)	2,800	2,826
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,317
5.25% 12/1/11 (MBIA Insured)	1,805	1,874
Series II, 5.5% 11/1/19	1,000	1,087
5.5% 11/1/20	1,000	1,088
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,646
		10,838
Kentucky - 0.3%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,702
Kentucky Asset/Liability Commission Rev. (Univ. of Kentucky Gen. Receipts Proj.) 5% 10/1/16 (FGIC Insured)	1,250	1,339
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,408
		5,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.2%
Caddo Parish Parishwide School District Series A:
5.25% 3/1/15 (FSA Insured)	$ 1,070	$ 1,157
5.25% 3/1/16 (FSA Insured)	1,290	1,398
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,056
New Orleans Gen. Oblig. 0% 9/1/13 (AMBAC Insured)	1,400	1,009
		4,620
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	2,710	2,948
Massachusetts - 3.4%
Massachusetts Bay Trans. Auth. Series A, 5.75% 7/1/18	260	279
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,434
6.375% 8/1/15	2,460	2,677
6.375% 8/1/16	2,570	2,810
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	3,189
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,327
5.75% 6/15/13	3,000	3,230
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,294
Series 2005 C, 5.25% 9/1/23	6,300	6,764
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,155
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,912
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,361
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,523
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	1,052
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	1,046
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,209
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	5,250	5,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	$ 25	$ 26
Springfield Gen. Oblig.:
5% 8/1/17 (MBIA Insured)	5,640	5,980
5.25% 8/1/14 (MBIA Insured)	5,000	5,413
		68,138
Michigan - 3.1%
Clarkston Cmnty. Schools:
5.25% 5/1/29 (Pre-Refunded to 5/1/13 @ 100) (f)	1,400	1,516
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,090
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,635
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,125
5% 9/30/12 (MBIA Insured)	1,500	1,600
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,767
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,441
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (d)	10,000	10,365
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	199
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,528
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	7,800	2,946
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	1,000	1,077
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,111
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,064
5.5% 3/1/17	1,885	2,004
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,200
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,219
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,038
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,581
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	$ 1,025	$ 1,099
Troy School District 5% 5/1/12 (MBIA Insured) (c)	1,075	1,127
		62,732
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,300
5.625% 12/1/22	575	611
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,544
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,177
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,479
		12,111
Mississippi - 0.3%
Harrison County School District 5% 3/1/16 (AMBAC Insured)	1,660	1,764
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,279
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,971
		7,014
Missouri - 0.7%
Kansas City School District Bldg. Corp. Rev. Series A, 5% 2/1/08 (FGIC Insured)	1,905	1,953
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn.:
(Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,093
5% 9/1/16 (FSA Insured)	2,030	2,147
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,132
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,446
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	$ 2,370	$ 2,561
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,109
		13,441
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (d)	2,900	2,995
Nevada - 0.8%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,576
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	1,156
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	1,500	1,575
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (e)	5,735	5,821
Clark County School District Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,083
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,453
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,614
		16,278
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (f)	1,150	1,264
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,354
New Hampshire Tpk. Sys. Rev. 5% 5/1/07 (AMBAC Insured) (c)	1,690	1,704
		5,322
New Jersey - 3.7%
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/10	1,925	1,987
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured)	1,200	1,261
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	2,083
5.25% 3/1/15	3,000	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O:
5.25% 3/1/23	$ 1,500	$ 1,589
5.25% 3/1/26	4,700	4,953
Series O:
5.25% 3/1/21 (MBIA Insured)	1,200	1,288
5.25% 3/1/25	4,200	4,429
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,732
New Jersey Trans. Trust Fund Auth.:
Series A, 5.25% 12/15/08 (MBIA Insured)	4,500	4,681
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,790
5.25% 12/15/11 (FGIC Insured)	4,900	5,255
5.25% 12/15/12 (FGIC Insured)	5,200	5,603
5.25% 12/15/16 (MBIA Insured)	5,000	5,414
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	5,700	5,692
5.75% 6/1/32	4,865	5,052
6.125% 6/1/24	6,400	6,912
6.375% 6/1/32	2,755	3,001
6.75% 6/1/39	2,835	3,168
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	2,185
		75,307
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (e)	1,400	1,446
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (e)	2,000	2,050
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (e)	2,075	2,100
		5,596
New York - 10.7%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	4,740	5,225
5.75% 5/1/22 (FSA Insured)	2,240	2,433
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,250
5.75% 5/1/25 (FSA Insured)	1,715	1,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.): - continued
5.75% 5/1/19 (FSA Insured)	$ 5,590	$ 6,267
5.75% 5/1/22 (FSA Insured)	8,525	9,583
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,702
5% 6/1/11	1,075	1,124
Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/16	1,000	1,067
5.25% 11/15/14	1,000	1,082
Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,492
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,498
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,735
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,085
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (f)	1,700	1,838
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (f)	305	320
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	850	893
New York City Gen. Oblig.:
Series 2000 A:
6.5% 5/15/11	1,950	2,155
6.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 101) (f)	85	95
Series 2002 C, 5.5% 8/1/13	2,000	2,166
Series 2003 I, 5.75% 3/1/16	2,100	2,304
Series 2005 G, 5% 8/1/14	6,500	6,880
Series 2005 J:
5% 3/1/12	3,020	3,174
5% 3/1/20	9,000	9,387
Series 2005 K, 5% 8/1/11	6,000	6,311
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series C:
5.75% 3/15/27 (FSA Insured)	390	423
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (f)	1,110	1,227
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,064
Series J, 5.875% 2/15/19	10	10
Subseries 2005 F1, 5.25% 9/1/14	3,600	3,876
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/07 (e)	$ 1,810	$ 1,822
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series B, 5.875% 6/15/26 (Pre-Refunded to 6/15/06 @ 101) (f)	7,600	7,712
New York City Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	30	32
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (f)	6,925	7,733
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,400	3,682
5.75% 7/1/13 (AMBAC Insured)	1,100	1,194
Series C, 7.5% 7/1/10	5,085	5,490
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,465
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,557
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	447
Series 2003 A, 5% 3/15/09	3,000	3,110
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,130
4.875% 6/15/20	2,200	2,257
5% 6/15/15	775	803
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	5,000	5,398
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	827
New York Transitional Fin. Auth. Rev. Series B, 5.25% 2/1/29 (b)	3,200	3,388
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	4,100	4,431
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,891
Series A1:
5% 6/1/11	10,000	10,024
5.25% 6/1/21 (AMBAC Insured)	2,200	2,348
5.25% 6/1/22 (AMBAC Insured)	3,450	3,669
5.5% 6/1/14	3,200	3,354
5.5% 6/1/15	8,000	8,467
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/14	$ 2,700	$ 2,830
5.5% 6/1/15	4,100	4,340
5.5% 6/1/16	1,600	1,710
5.5% 6/1/17	3,900	4,159
5.5% 6/1/20	800	863
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 5.125% 1/1/22	2,000	2,101
Tsasc, Inc. Rev. Series 1:
5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	8,175	8,814
6.25% 7/15/34 (Pre-Refunded to 7/15/09 @ 101) (f)	13,000	14,150
		215,427
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (e)	7,620	7,901
124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,249
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	4,642
		13,792
North Carolina - 1.2%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,698
5.25% 6/1/20 (AMBAC Insured)	1,520	1,624
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,505
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,115
Series A:
5.5% 1/1/11	1,580	1,678
5.75% 1/1/26	1,000	1,050
Series B, 6.125% 1/1/09	2,120	2,233
Series C:
5.25% 1/1/10	2,630	2,741
5.5% 1/1/07	500	506
Series D:
5.375% 1/1/10	3,315	3,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series D:
6% 1/1/09	$ 2,430	$ 2,502
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,630
		23,751
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	4,000
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,160
		5,160
Ohio - 0.7%
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,180
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,153
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	3,000	3,245
Ohio Air Quality Dev. Auth. Rev. Series 2002 A, 4.25%, tender 7/1/06 (d)	1,000	1,000
Ohio Gen. Oblig. Series 2003 D, 2.45%, tender 9/14/07 (d)	1,350	1,326
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series A, 3.35%, tender 6/1/06 (d)	1,700	1,696
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	1,000	1,087
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,619
		13,306
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	792
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,146
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	3,350	3,734
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	3,700	3,813
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	$ 2,165	$ 2,389
5.5% 10/1/20 (FGIC Insured)	1,550	1,706
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,283
		17,863
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/18 (FSA Insured)	1,800	1,900
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,067
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	1,320	1,369
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,640
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (f)	1,950	2,103
		8,079
Pennsylvania - 2.2%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (e)	2,000	2,029
5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,301
Allegheny County Hosp. Dev. Auth. Rev. (UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,356
Annville-Cleona School District 5.5% 3/1/23 (FSA Insured)	1,300	1,432
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,507
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,526
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,199
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,656
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,377
6.5% 11/1/16 (e)	1,100	1,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	$ 1,200	$ 1,194
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,493
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,356
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,733
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/16 (FSA Insured)	2,355	2,519
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,061
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,599
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,220
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured) (c)	1,670	1,725
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,455
		43,931
Puerto Rico - 0.0%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (d)	1,000	1,006
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,123
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,849
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,460
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,658
Greenville County School District Installment Purp. Rev. 5% 12/1/10 (c)	1,700	1,773
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	708
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	$ 5,500	$ 6,343
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,800	1,923
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,130
Series A:
5.5% 1/1/14 (FGIC Insured)	1,300	1,433
5.5% 1/1/16 (FGIC Insured)	2,705	3,011
Univ. of South Carolina Higher Ed. Facilities Rev. Series A:
5% 6/1/16 (MBIA Insured)	2,040	2,185
5% 6/1/17 (MBIA Insured)	2,035	2,171
		28,644
South Dakota - 0.3%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,153
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,273
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,522
		6,948
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,339
6.25% 1/1/13 (MBIA Insured)	1,700	1,922
7.25% 1/1/10 (MBIA Insured)	8,000	8,938
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,837
5% 9/1/11 (MBIA Insured)	1,835	1,932
5% 9/1/13 (MBIA Insured)	2,010	2,124
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A, 6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (f)	$ 600	$ 651
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,150
		19,893
Texas - 16.7%
Abilene Independent School District 5% 2/15/17	1,090	1,153
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,092
Arlington Independent School District 0% 2/15/07	1,570	1,521
Austin Cmnty. College District 5.5% 8/1/34	1,900	2,054
Austin Independent School District:
5.25% 8/1/11 (c)	3,515	3,743
5.7% 8/1/11	1,070	1,078
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,336
0% 11/15/12 (AMBAC Insured)	2,000	1,527
0% 5/15/17 (FGIC Insured)	1,900	1,161
Austin Wtr. & Wastewtr. Sys. Rev. 5% 11/15/10 (MBIA Insured) (c)	1,735	1,798
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,470
5.375% 5/1/16 (FSA Insured)	1,425	1,530
5.375% 5/1/17 (FSA Insured)	1,490	1,596
Birdville Independent School District:
0% 2/15/12	4,150	3,270
5% 2/15/10	1,200	1,255
Boerne Independent School District 5.25% 2/1/35	1,300	1,364
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (d)(e)	8,180	8,203
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,621
Cedar Hill Independent School District:
0% 8/15/07	1,270	1,207
0% 8/15/07 (Pre-Refunded to 8/15/06 @ 99.261) (f)	195	186
Clint Independent School District 5.5% 8/15/18	1,000	1,086
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	$ 3,000	$ 3,279
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,363
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,651
Dallas County Gen. Oblig. Series A, 0% 8/15/07	3,605	3,431
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,137
Del Valle Independent School District:
5% 2/1/15	2,015	2,137
5% 2/1/16	2,195	2,318
5.5% 2/1/10	1,275	1,356
5.5% 2/1/11	1,350	1,452
Denton County Gen. Oblig.:
5% 7/15/13 (FSA Insured)	1,195	1,269
5% 7/15/14 (FSA Insured)	3,570	3,784
El Paso Independent School District 5% 8/15/15	2,160	2,312
Fort Worth Independent School District 5% 2/15/12	1,500	1,589
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,112
Gainesville Independent School District 5.25% 2/15/36 (Permanent School Fund of Texas Insured)	1,000	1,063
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,046
5.5% 2/15/12	2,180	2,313
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,245
Harlandale Independent School District:
5.5% 8/15/35	15	16
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,484
Harris County Gen. Oblig.:
(Toll Road Proj.) 0% 10/1/14 (MBIA Insured)	8,530	5,949
Series A:
5% 10/1/08 (c)	3,775	3,880
5.25% 8/15/35 (FSA Insured)	4,600	4,820
0% 10/1/16 (MBIA Insured)	6,180	3,907
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14 (Pre-Refunded to 8/15/11 @ 100) (f)	2,500	2,717
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A: - continued
5.625% 2/15/15 (Pre-Refunded to 8/15/11 @ 100) (f)	$ 2,680	$ 2,912
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,081
5.5% 3/1/18 (FGIC Insured)	1,140	1,227
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,359
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,116
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	261
Houston Independent School District:
Series A, 0% 8/15/11	13,740	11,076
0% 8/15/10 (AMBAC Insured)	2,200	1,853
0% 8/15/15	2,000	1,333
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,169
0% 12/1/11 (AMBAC Insured)	8,250	6,602
Humble Independent School District:
0% 2/15/10	2,320	1,995
0% 2/15/16	1,250	815
0% 2/15/17	1,400	866
Katy Independent School District Series A, 0% 2/15/07	2,550	2,471
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	612
Series A, 0% 8/15/12	1,590	1,224
Klein Independent School District Series A:
5% 8/1/13	1,455	1,546
5% 8/1/14	5,110	5,453
La Joya Independent School District 5.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 100) (f)	2,200	2,363
Lamar Consolidated Independent School District:
5.25% 2/15/14	305	313
5.25% 2/15/14 (Pre-Refunded to 2/15/08 @ 100) (f)	3,445	3,548
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,319
5.25% 2/15/13 (FGIC Insured)	1,335	1,337
Lewisville Independent School District 0% 8/15/08	5,000	4,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (f)	$ 615	$ 554
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,565
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (f)	5,475	6,045
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,692
5.5% 2/15/14	2,280	2,445
5.5% 2/15/15	2,270	2,460
5.5% 2/15/16	3,450	3,737
5.5% 2/15/18	1,000	1,067
5.5% 2/15/19	2,530	2,695
McLennan County Jr. College District 5% 8/15/17 (FSA Insured)	1,235	1,308
Mesquite Independent School District:
3.65%, tender 12/1/08 (Liquidity Facility JPMorgan Chase Bank) (d)	2,700	2,700
5.375% 8/15/11	430	446
5.375% 8/15/11 (Pre-Refunded to 8/15/08 @ 100) (f)	1,070	1,113
Midway Independent School District 0% 8/15/19	1,400	760
Montgomery County Gen. Oblig. Series A:
5.625% 3/1/19 (FSA Insured)	520	566
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,811
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,083
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	1,058
5.5% 8/15/26 (FGIC Insured)	1,225	1,337
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,215
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,816
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,166
5.5% 2/15/13	1,090	1,171
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,316
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	572
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,095
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	$ 1,000	$ 1,081
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	541
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,305
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,119
5.375% 2/15/18	1,370	1,467
5.625% 2/15/11	3,865	4,181
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,100
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,635
0% 2/15/07	7,645	7,407
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,085
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	1,050	1,139
San Antonio Elec. & Gas Systems Rev.:
3.55%, tender 12/1/07 (d)	7,300	7,285
5.375% 2/1/17	3,495	3,731
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,694
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,495
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,877
5.25% 2/1/14 (MBIA Insured)	1,835	1,988
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17 (Pre-Refunded to 11/15/09 @ 100) (f)	1,000	1,075
San Marcos Consolidated Independent School District:
5% 8/1/16	1,190	1,260
5.625% 8/1/26	1,000	1,107
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,440
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,173
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,881
5.375% 2/1/18	1,400	1,489
Spring Independent School District 0% 2/15/07	5,900	5,717
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,250	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	$ 6,885	$ 7,143
5.375% 8/1/10 (e)	1,900	1,998
5% 8/1/09 (e)	5,000	5,019
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	2,200	1,397
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,046
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,388
Texas State Univ. Sys. Fing. Rev.:
5% 3/15/12 (FSA Insured)	2,000	2,123
5% 3/15/16 (FSA Insured)	4,565	4,838
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,017
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,784
Series B, 5.625% 7/15/21	2,010	2,130
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000	4,377
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,157
Waxahachie Independent School District:
0% 8/15/14	1,460	1,020
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,078
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,567
White Settlement Independent School District 5.75% 8/15/34	1,250	1,362
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	35	37
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (f)	1,400	1,523
Ysleta Independent School District 0% 8/15/11	1,100	887
		336,124
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	370	387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	$ 5,000	$ 5,394
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,873
		8,654
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,067
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,299
		4,366
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(e)	1,700	1,695
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,884
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (e)	1,380	1,394
5.85% 5/1/08 (e)	1,370	1,390
		7,363
Washington - 7.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/17 (MBIA Insured)	2,800	1,691
0% 6/1/24 (MBIA Insured)	1,505	642
0% 6/1/29 (MBIA Insured)	5,600	1,846
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,043
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,404
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,717
5.25% 1/1/11 (FSA Insured)	1,715	1,827
5% 1/1/09 (MBIA Insured)	1,265	1,309
5% 1/1/10 (MBIA Insured)	2,000	2,090
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,160
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 3,000	$ 1,619
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	488
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/13 (c)	5,000	5,305
Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,438
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,168
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,287
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,057
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (f)	1,000	1,065
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,838
5.5% 1/1/17 (FSA Insured)	2,565	2,765
5.5% 1/1/18 (FSA Insured)	3,010	3,240
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (e)	6,225	6,404
Series B:
5.25% 9/1/07 (FGIC Insured) (e)	3,185	3,249
5.5% 9/1/08 (FGIC Insured) (e)	3,750	3,891
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,726
4.5% 12/1/09 (FGIC Insured)	855	875
Snohomish County School District #4, Lake Stevens 5.125% 12/1/17 (FGIC Insured)	2,000	2,139
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,126
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,128
0% 12/1/12 (FGIC Insured)	6,830	5,213
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,565
Series 2001 C, 5.25% 1/1/16	3,000	3,172
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,318
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,891
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,065	$ 3,277
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,157
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	9,847
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,654
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,472
0% 7/1/10	16,000	13,505
0% 7/1/10	2,250	1,899
0% 7/1/12 (MBIA Insured)	4,000	3,077
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,597
Whatcom County School District #501 Gen. Oblig.:
5% 6/1/14 (FSA Insured)	2,245	2,400
5% 12/1/14 (FSA Insured)	3,245	3,468
		152,049
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	681
Wisconsin - 0.9%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,285	2,415
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,563
Fond Du Lac School District 5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (f)	1,000	1,077
Menasha Joint School District:
5.5% 3/1/19 (f)	970	1,056
5.5% 3/1/19 (FSA Insured)	60	64
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured)	2,500	2,641
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,072
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	1,775	1,883
5.75% 8/15/12	1,760	1,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Svcs., Inc. Proj.):
6% 8/15/16	$ 1,000	$ 1,088
6.25% 8/15/22	1,600	1,740
		17,376
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,957,137)	1,979,291
NET OTHER ASSETS - 1.8%	35,337
NET ASSETS - 100%	$ 2,014,628
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
190 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 20,214	$ 51
The face value of futures sold as a percentage of net assets - 1%
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $239,000.
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,956,732,000. Net unrealized appreciation aggregated $22,559,000, of which $35,854,000 related to appreciated investment securities and $13,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2006

1.799874.102

FSN-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.6%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.1%
Solectron Corp. 0.5% 2/15/34		$ 2,960	$ 2,294
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		6,275	3,016
ON Semiconductor Corp. 0% 4/15/24		620	565
			3,581
TOTAL INFORMATION TECHNOLOGY			5,875
Nonconvertible Bonds - 36.4%
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.8%
Affinia Group, Inc. 9% 11/30/14		4,780	4,135
Delco Remy International, Inc.:
9.375% 4/15/12		830	403
11% 5/1/09		980	490
Goodyear Tire & Rubber Co. 9% 7/1/15		9,085	9,244
Stoneridge, Inc. 11.5% 5/1/12		635	572
Tenneco, Inc. 8.625% 11/15/14		5,350	5,350
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,376	3,638
11% 2/15/13		2,439	2,738
United Components, Inc. 9.375% 6/15/13		610	592
Visteon Corp. 7% 3/10/14		3,180	2,449
			29,611
Automobiles - 0.1%
Fiat Finance & Trade Ltd. 5.75% 5/25/06	EUR	800	972
Renault SA 0.3475% 4/23/07 (j)	JPY	200,000	1,694
Volkswagen Financial Services NV 5.5% 9/20/06	GBP	500	872
			3,538
Hotels, Restaurants & Leisure - 2.1%
Carrols Corp. 9% 1/15/13		4,090	4,141
Festival Fun Parks LLC 10.875% 4/15/14 (g)(h)		1,250	1,266
Galaxy Entertainment Finance Co. Ltd.:
9.655% 12/15/10 (g)(j)		1,480	1,536
9.875% 12/15/12 (g)		1,120	1,159
Gaylord Entertainment Co.:
6.75% 11/15/14		5,965	5,823
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.: - continued
8% 11/15/13		$ 2,055	$ 2,132
Herbst Gaming, Inc. 8.125% 6/1/12		1,125	1,170
ITT Corp. 7.375% 11/15/15		2,850	3,099
Kerzner International Ltd. 6.75% 10/1/15		5,240	5,554
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		3,065	2,958
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,760
6.5% 7/31/09		2,865	2,865
MGM MIRAGE:
6% 10/1/09		1,360	1,341
6.625% 7/15/15		4,030	3,965
6.75% 9/1/12		1,685	1,683
6.75% 4/1/13 (g)(h)		2,110	2,102
6.875% 4/1/16 (g)(h)		2,110	2,097
8.5% 9/15/10		275	294
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	3,021
Scientific Games Corp. 6.25% 12/15/12		880	861
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,925	1,954
7.875% 5/1/12		1,480	1,617
Station Casinos, Inc. 6% 4/1/12		2,740	2,709
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		8,065	6,089
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,616
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,096
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	965
9% 1/15/12		770	782
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		762	804
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,359
			74,818
Household Durables - 0.6%
D.R. Horton, Inc. 7.875% 8/15/11		200	214
Fortune Brands, Inc. 4% 1/30/13	EUR	1,100	1,296
Goodman Global Holdings, Inc. 7.4913% 6/15/12 (j)		920	936
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		$ 970	$ 930
6.25% 1/15/15		1,750	1,604
7.75% 5/15/13		4,210	4,147
Kimball Hill, Inc. 10.5% 12/15/12 (g)		2,230	2,119
Meritage Homes Corp. 6.25% 3/15/15		2,590	2,292
Standard Pacific Corp.:
7.75% 3/15/13		1,000	970
9.25% 4/15/12		1,535	1,577
Technical Olympic USA, Inc.:
7.5% 1/15/15		4,950	4,319
10.375% 7/1/12		765	771
			21,175
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	960
Media - 4.8%
AMC Entertainment, Inc. 11% 2/1/16 (g)		2,570	2,660
Cablevision Systems Corp. 8% 4/15/12		2,025	1,969
CanWest Media, Inc. 8% 9/15/12		1,130	1,136
CCH I Holdings LLC/CCH I Capital Corp. 0% 5/15/14 (e)		1,400	721
CCH I LLC / CCH I Capital Corp. 11% 10/1/15		6,899	5,743
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		3,650	3,604
10.25% 9/15/10 (g)		3,770	3,695
CSC Holdings, Inc.:
7% 4/15/12 (g)(j)		5,610	5,456
7.625% 4/1/11		3,575	3,584
7.625% 7/15/18		23,385	23,122
7.875% 2/15/18		14,855	14,855
EchoStar DBS Corp. 6.625% 10/1/14		10,955	10,626
Globo Comunicacoes e Participacoes SA:
(Reg. S):
7.375% 10/20/11 (f)		8,645	8,602
10.25% 10/20/11 (f)		462	462
10.25% 10/20/11 (f)(g)		207	207
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,265
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co.:
0% 10/15/13 (e)		$ 8,730	$ 7,464
8.25% 2/1/11		2,845	2,955
9.875% 2/1/13		9,435	10,272
iesy Repository GmbH 10.375% 2/15/15 (g)		3,210	3,194
Innova S. de R.L. 9.375% 9/19/13		14,360	16,083
Liberty Media Corp.:
5.7% 5/15/13		7,015	6,559
8.5% 7/15/29		7,010	6,889
PanAmSat Corp.:
6.375% 1/15/08		920	918
9% 8/15/14		2,980	3,151
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,505
10.375% 9/1/14 (g)		10,205	11,430
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,055
Vertis, Inc.:
10.875% 6/15/09		3,925	3,876
13.5% 12/7/09 (g)		1,520	1,224
			168,282
Multiline Retail - 0.4%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,449
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		2,960	3,145
10.375% 10/15/15 (g)		3,895	4,138
Pinault Printemps-Redoute SA 5% 1/23/09	EUR	2,000	2,494
			12,226
Textiles, Apparel & Luxury Goods - 0.4%
AAC Group Holding Corp. 0% 10/1/12 (e)		6,065	4,731
Levi Strauss & Co.:
8.875% 4/1/16 (g)		4,250	4,266
9.75% 1/15/15		5,185	5,470
			14,467
TOTAL CONSUMER DISCRETIONARY			325,077
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.5%
Food Products - 0.4%
Dean Foods Co.:
6.625% 5/15/09		$ 40	$ 41
6.9% 10/15/17		1,050	1,061
Doane Pet Care Co.:
10.625% 11/15/15		1,805	1,913
10.75% 3/1/10		1,050	1,134
Hines Nurseries, Inc. 10.25% 10/1/11		520	506
Michael Foods, Inc. 8% 11/15/13		610	615
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	1,010
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		2,670	2,537
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,475
Swift & Co. 12.5% 1/1/10		510	513
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	1,075	1,318
			14,123
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	338
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	716
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	2,000	2,367
TOTAL CONSUMER STAPLES			17,544
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,973
Hanover Compressor Co.:
7.5% 4/15/13		500	501
8.625% 12/15/10		720	749
9% 6/1/14		2,720	2,910
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,330	1,413
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		6,365	7,468
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,628
SESI LLC 8.875% 5/15/11		30	31
			21,673
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.1%
ANR Pipeline, Inc. 7.375% 2/15/24		$ 2,700	$ 2,768
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (g)		1,210	1,261
Chaparral Energy, Inc. 8.5% 12/1/15 (g)		2,600	2,704
Chesapeake Energy Corp.:
6.5% 8/15/17		305	302
6.5% 8/15/17 (g)		3,600	3,560
7% 8/15/14		1,135	1,163
7.5% 6/15/14		1,115	1,168
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,200
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,361
EXCO Resources, Inc. 7.25% 1/15/11		880	878
Forest Oil Corp. 8% 12/15/11		190	204
Gaz Capital SA Luxembourg 7.8% 9/27/10	EUR	1,800	2,459
Grupo TMM SA de CV 10.5% 8/1/07 (g)		2,688	2,688
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,517
Houston Exploration Co. 7% 6/15/13		680	663
InterNorth, Inc. 9.625% 3/15/06 (c)		1,490	611
Massey Energy Co. 6.875% 12/15/13 (g)		2,370	2,326
MOL Hungarian Oil & Gas 3.875% 10/5/15	EUR	1,000	1,112
Pan American Energy LLC 7.125% 10/27/09 (g)		2,540	2,553
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	871
7.75% 9/28/49		12,710	12,977
8.625% 2/1/22		5,270	6,219
Petrobras Energia SA 9.375% 10/30/13		2,275	2,491
Petrozuata Finance, Inc. 8.22% 4/1/17 (g)		1,280	1,261
Range Resources Corp. 7.375% 7/15/13		2,945	3,063
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,194
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,320	1,376
Teekay Shipping Corp. 8.875% 7/15/11		5,465	6,012
Venoco, Inc. 8.75% 12/15/11		1,980	1,995
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,137
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (g)		2,680	2,707
Williams Companies, Inc.:
7.625% 7/15/19		11,060	11,590
7.75% 6/15/31		1,800	1,895
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.: - continued
7.875% 9/1/21		$ 4,260	$ 4,617
8.75% 3/15/32		3,605	4,121
YPF SA 10% 11/2/28		3,340	3,950
			109,974
TOTAL ENERGY			131,647
FINANCIALS - 4.6%
Capital Markets - 0.2%
Banco BPI SA 0.1219% 2/12/07 (j)	JPY	200,000	1,692
Bank of Scotland International Australia Ltd. 4.0357% 9/7/06 (j)	CAD	1,500	1,285
E*TRADE Financial Corp. 7.375% 9/15/13		1,530	1,568
Merrill Lynch & Co., Inc. 0.4025% 5/28/08 (j)	JPY	200,000	1,705
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	750	898
			7,148
Commercial Banks - 1.1%
Australia & New Zealand Banking Group Ltd. 4.1229% 12/29/06 (j)	CAD	1,500	1,285
Bank of Tokyo-Mitsubishi 3.5% 12/16/15 (j)	EUR	1,250	1,475
Bank Tokyo-Mitsubishi UFJ Ltd. 0.7075% 5/29/11 (j)	JPY	200,000	1,700
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	2,270	1,076
Commonwealth Bank of Australia 4.0257% 11/28/06 (j)	CAD	1,500	1,285
Dresdner Bank AG 10.375% 8/17/09 (g)		6,210	6,777
European Investment Bank 4% 10/15/37	EUR	5,190	6,069
Kazkommerts International BV 5.125% 3/23/11	EUR	1,750	2,099
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		4,075	4,116
Rabobank Nederland 3.9357% 2/23/07 (j)	CAD	2,000	1,713
Standard Chartered Bank PLC 3.625% 2/3/17 (f)	EUR	530	625
Sumitomo Mitsui Banking Corp. (Reg. S) 4.375% 10/15/49 (j)	EUR	2,000	2,361
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		8,355	8,971
			39,552
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 1.4%
Ford Credit Europe PLC:
3.772% 9/30/09 (j)	EUR	1,750	$ 1,900
5% 7/16/07	EUR	250	295
Ford Motor Credit Co. 6.625% 6/16/08		7,615	7,208
General Motors Acceptance Corp.:
6% 10/16/06	EUR	2,000	2,416
6.75% 12/1/14		10,360	9,246
6.875% 9/15/11		5,620	5,199
6.875% 8/28/12		6,705	6,185
8% 11/1/31		17,775	16,620
			49,069
Diversified Financial Services - 0.8%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (g)		1,000	1,250
BAT International Finance PLC 3.338% 4/3/06 (j)	EUR	2,000	2,424
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	15,000	13,022
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,348
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	1,500	1,705
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,953
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,250	1,499
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,254
Volkswagen International Finance NV 0.4013% 11/30/07 (j)	JPY	300,000	2,550
			28,005
Insurance - 0.2%
Brit Insurance Holdings PLC 6.625% 12/9/30 (j)	GBP	525	904
Eureko BV 5.125% 6/29/49 (j)	EUR	1,500	1,842
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	2,000	2,345
Old Mutual PLC 5% (j)	EUR	700	836
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	946
			6,873
Real Estate - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,810	3,762
8.125% 6/1/12		4,495	4,619
BF Saul REIT 7.5% 3/1/14		4,460	4,527
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust:
7.875% 4/15/15		$ 1,544	$ 1,613
8.625% 1/15/12		3,610	3,953
			18,474
Thrifts & Mortgage Finance - 0.4%
Residential Capital Corp.:
6.375% 6/30/10		7,020	7,072
6.875% 6/30/15		4,995	5,207
			12,279
TOTAL FINANCIALS			161,400
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12		2,245	2,127
Health Care Providers & Services - 0.6%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,457
CRC Health Group, Inc. 10.75% 2/1/16 (g)		1,840	1,891
HCA, Inc.:
5.75% 3/15/14		1,000	934
6.75% 7/15/13		2,040	2,023
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	420
Rural/Metro Corp. 9.875% 3/15/15		2,335	2,522
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		2,490	2,596
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (g)		3,130	3,193
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,751
			19,787
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	2,000
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,386
VWR International, Inc.:
6.875% 4/15/12		170	167
8% 4/15/14		480	479
			5,032
TOTAL HEALTH CARE			26,946
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
Orbimage Holdings, Inc. 14.2% 7/1/12 (g)(j)		$ 2,250	$ 2,441
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		5,172	4,758
7.379% 11/23/17		1,251	1,126
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		147	140
6.9% 7/2/18		949	892
8.312% 10/2/12		1,399	1,329
8.388% 5/1/22		72	69
9.798% 4/1/21		3,425	3,545
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		12,305	3,277
8.3% 12/15/29 (c)		7,755	2,085
10% 8/15/08 (c)		710	186
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		1,190	1,190
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		287	283
7.248% 7/2/14		452	59
7.95% 9/1/16		1,337	1,324
8.07% 1/2/15		2,012	1,690
NWA Trust 10.23% 6/21/14		299	284
			22,237
Building Products - 0.2%
ACIH, Inc. 0% 12/15/12 (e)(g)		315	246
Maax Holdings, Inc. 0% 12/15/12 (e)		6,050	2,118
NTK Holdings, Inc. 0% 3/1/14 (e)		5,420	3,957
			6,321
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	196
Allied Security Escrow Corp. 11.375% 7/15/11		2,950	2,803
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		220	202
9.25% 5/1/21		250	258
Mac-Gray Corp. 7.625% 8/15/15		850	871
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		530	594
			4,924
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		$ 1,590	$ 1,662
Electrical Equipment - 0.4%
ABB International Finance Ltd. 11% 1/15/08 (j)	EUR	1,800	2,446
General Cable Corp. 9.5% 11/15/10		3,930	4,185
Polypore, Inc. 0% 10/1/12 (e)		7,860	4,952
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	841
			12,424
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15 (g)		1,410	1,452
Cummins, Inc.:
7.125% 3/1/28		2,195	2,239
9.5% 12/1/10 (j)		290	310
Invensys PLC 9.875% 3/15/11 (g)		285	302
			4,303
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		723	798
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		1,774	1,472
OMI Corp. 7.625% 12/1/13		4,965	5,089
Ultrapetrol Bahamas Ltd. 9% 11/24/14		2,360	2,242
			9,601
Road & Rail - 0.5%
Hertz Corp. 8.875% 1/1/14 (g)		3,840	3,994
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,451
9.5% 10/1/08		1,715	1,839
TFM SA de CV:
9.375% 5/1/12		5,360	5,896
yankee 10.25% 6/15/07		2,451	2,561
			17,741
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13		700	728
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)		8,640	9,418
			10,146
TOTAL INDUSTRIALS			91,800
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.5%
L-3 Communications Corp. 6.375% 10/15/15		$ 4,910	$ 4,836
Lucent Technologies, Inc.:
6.45% 3/15/29		11,490	10,398
6.5% 1/15/28		3,670	3,266
			18,500
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11		1,290	1,290
Celestica, Inc. 7.875% 7/1/11		10,510	10,746
			12,036
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,303
8.25% 7/1/11		620	628
8.625% 4/1/13		1,080	1,121
SunGard Data Systems, Inc.:
9.125% 8/15/13 (g)		6,770	7,142
9.4306% 8/15/13 (g)(j)		3,620	3,810
10.25% 8/15/15 (g)		2,410	2,531
			28,535
Office Electronics - 0.8%
Xerox Capital Trust I 8% 2/1/27		10,920	11,302
Xerox Corp.:
7.2% 4/1/16		4,495	4,742
7.625% 6/15/13		11,830	12,451
			28,495
Semiconductors & Semiconductor Equipment - 0.7%
Avago Technologies Finance Ltd.:
10.32% 6/1/13 (g)(j)		4,690	4,901
11.875% 12/1/15 (g)		2,315	2,518
Freescale Semiconductor, Inc. 7.125% 7/15/14		7,415	7,693
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,427
Viasystems, Inc. 10.5% 1/15/11		5,785	5,756
			23,295
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
SERENA Software, Inc. 10.375% 3/15/16 (g)		$ 750	$ 788
TOTAL INFORMATION TECHNOLOGY			111,649
MATERIALS - 3.4%
Chemicals - 1.0%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		7,185	7,921
Braskem SA:
(Reg. S) 11.75% 1/22/14		1,165	1,424
11.75% 1/22/14 (g)		2,035	2,488
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		1,735	1,371
Series B, 0% 10/1/14 (e)		11,500	8,970
Huntsman LLC 11.625% 10/15/10		641	731
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		8,570	7,327
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,460
Phibro Animal Health Corp. 13% 12/1/07 unit		2,249	2,316
			34,008
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		820	847
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		920	925
BWAY Corp. 10% 10/15/10		2,380	2,511
Constar International, Inc. 11% 12/1/12		2,635	2,055
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	3,228
8% 4/15/23		4,615	4,442
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,928
7.75% 5/15/11		470	491
8.25% 5/15/13		1,755	1,834
Sealed Air Finance 5.625% 7/19/06	EUR	750	915
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		1,300	1,437
			20,766
Metals & Mining - 1.3%
AK Steel Corp. 7.75% 6/15/12		2,985	3,000
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,460	1,358
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Compass Minerals International, Inc.: - continued
0% 6/1/13 (e)		$ 3,710	$ 3,339
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	5,012
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		3,680	3,832
Edgen Acquisition Corp. 9.875% 2/1/11		1,890	1,885
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,211
10.125% 2/1/10		1,600	1,728
Gerdau SA 8.875% (g)		3,190	3,326
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,669
Ispat Inland ULC 9.75% 4/1/14		1,385	1,565
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		5,050	5,101
RathGibson, Inc. 11.25% 2/15/14 (g)		2,510	2,610
Steel Dynamics, Inc.:
9.5% 3/15/09		65	68
9.5% 3/15/09		3,030	3,182
			47,886
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		3,670	3,519
8% 1/15/24		6,005	6,088
8.875% 5/15/31		1,420	1,519
Millar Western Forest Products Ltd. 7.75% 11/15/13		2,405	1,852
NewPage Corp.:
10.93% 5/1/12 (j)		2,460	2,620
12% 5/1/13		2,670	2,783
			18,381
TOTAL MATERIALS			121,888
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 3.5%
AT&T Corp. 7.75% 11/21/06 (j)	EUR	1,250	1,538
Citizens Communications Co. 9% 8/15/31		3,570	3,820
Empresa Brasileira de Telecomm SA 11% 12/15/08		2,495	2,763
Eschelon Operating Co.:
8.375% 3/15/10		1,310	1,245
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Eschelon Operating Co.: - continued
8.375% 3/15/10		$ 1,250	$ 1,188
Level 3 Financing, Inc.:
11.4238% 3/15/11 (g)(j)		2,900	2,951
12.25% 3/15/13 (g)		3,130	3,240
Mobifon Holdings BV 12.5% 7/31/10		9,600	10,896
New Skies Satellites BV:
9.125% 11/1/12		4,195	4,499
9.5725% 11/1/11 (j)		1,000	1,020
NTL Cable PLC 8.75% 4/15/14		6,045	6,181
PanAmSat Holding Corp. 0% 11/1/14 (e)		5,345	3,835
Qwest Corp.:
7.875% 9/1/11		3,970	4,238
8.16% 6/15/13 (j)		6,790	7,401
8.875% 3/15/12		18,440	20,607
Telecom Egypt SAE:
10.7% 2/4/10 (j)	EGP	5,038	913
10.95% 2/4/10	EGP	5,038	922
Telefonica de Argentina SA 9.125% 11/7/10		6,095	6,369
Telefonica del Peru SA 8% 4/11/16 (g)	PEN	4,385	1,270
Telenet Group Holding NV 0% 6/15/14 (e)(g)		11,178	9,334
U.S. West Communications:
6.875% 9/15/33		9,770	9,404
7.125% 11/15/43		325	317
7.2% 11/10/26		4,530	4,632
7.25% 9/15/25		2,495	2,595
7.25% 10/15/35		1,780	1,789
7.5% 6/15/23		2,840	2,911
8.875% 6/1/31		3,020	3,175
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		3,580	3,857
			122,910
Wireless Telecommunication Services - 3.2%
American Tower Corp. 7.125% 10/15/12		6,245	6,495
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		9,865	10,802
Centennial Communications Corp. 10.25% 1/1/13 (j)		3,080	3,180
Digicel Ltd. 9.25% 9/1/12 (g)		2,370	2,536
Inmarsat Finance II PLC 0% 11/15/12 (e)		10,725	9,089
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Inmarsat Finance PLC 7.625% 6/30/12		$ 568	$ 582
Intelsat Ltd.:
6.5% 11/1/13		7,860	5,875
7.625% 4/15/12		8,909	7,350
Intelsat Subsidiary Holding Co. Ltd. 9.6094% 1/15/12 (j)		6,840	6,951
Millicom International Cellular SA 10% 12/1/13		7,455	8,256
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		10,890	11,081
8.375% 10/14/10 (g)		8,655	8,958
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,719
7.375% 8/1/15		19,315	20,189
Rogers Communications, Inc. 8.035% 12/15/10 (j)		2,300	2,366
Telecom Personal SA 9.25% 12/22/10 (g)		3,755	3,868
UbiquiTel Operating Co. 9.875% 3/1/11		2,225	2,464
Vodafone Group PLC 5.9% 11/26/32	GBP	850	1,560
			113,321
TOTAL TELECOMMUNICATION SERVICES			236,231
UTILITIES - 1.7%
Electric Utilities - 0.3%
AES Gener SA 7.5% 3/25/14		4,920	5,043
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	4,306
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,700	1,751
			11,100
Gas Utilities - 1.1%
Dynegy Holdings, Inc. 8.375% 5/1/16 (g)(h)		1,970	1,970
Northwest Pipeline Corp.:
6.625% 12/1/07		305	308
8.125% 3/1/10		530	557
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,394
8% 3/1/32		7,365	8,138
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,260
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Tennessee Gas Pipeline Co.: - continued
7.5% 4/1/17		$ 4,605	$ 4,907
7.625% 4/1/37		1,550	1,621
8.375% 6/15/32		1,570	1,798
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	311
8.875% 7/15/12		1,400	1,589
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (f)		5,811	5,709
			37,562
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
6.4% 7/15/06 (c)		865	355
6.625% 11/15/05 (c)		3,510	1,439
6.725% 11/17/08 (c)(j)		1,090	439
6.75% 8/1/09 (c)		880	361
6.875% 10/15/07 (c)		2,120	869
6.95% 7/15/28 (c)		1,920	773
7.125% 5/15/07 (c)		375	154
7.375% 5/15/19 (c)		2,200	902
7.875% 6/15/03 (c)		375	154
8.375% 5/23/05 (c)		3,980	1,672
9.125% 4/1/03 (c)		80	33
9.875% 6/15/03 (c)		345	141
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,542	1,553
			8,845
Multi-Utilities - 0.1%
TECO Energy, Inc. 6.75% 5/1/15		1,380	1,421
Utilicorp United, Inc. 9.95% 2/1/11 (j)		995	1,107
			2,528
TOTAL UTILITIES			60,035
TOTAL NONCONVERTIBLE BONDS			1,284,217
TOTAL CORPORATE BONDS (Cost $1,261,764)			1,290,092
U.S. Government and Government Agency Obligations - 26.6%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 11.5%
Fannie Mae:
3.25% 1/15/08		$ 34,085	$ 33,034
4.25% 5/15/09		45,351	44,241
4.5% 10/15/08		413	408
4.625% 1/15/08		7,952	7,890
4.625% 10/15/13		347	335
4.75% 12/15/10		116,045	114,042
4.875% 4/15/09		15,300	15,195
6% 5/15/11		12,775	13,244
6.25% 2/1/11		80	83
6.375% 6/15/09		17,070	17,687
Federal Home Loan Bank:
3.75% 9/28/06		660	656
3.8% 12/22/06		140	139
5.8% 9/2/08		550	558
Freddie Mac:
2.75% 8/15/06		125	124
2.875% 12/15/06		875	862
3.55% 11/15/07		19,086	18,625
4% 8/17/07		758	747
4.125% 4/2/07		5,432	5,379
4.125% 10/18/10 (h)		63,000	60,411
4.25% 7/15/09		21,850	21,276
4.875% 2/17/09		23,434	23,308
4.875% 11/15/13		12,320	12,068
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	7,923
Private Export Funding Corp.:
4.974% 8/15/13		2,110	2,069
secured 5.685% 5/15/12		1,765	1,809
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		2,387	2,341
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			404,454
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		20,041	24,652
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		36,104	34,203
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
1.875% 7/15/13		$ 24,773	$ 24,061
2% 1/15/14		22,746	22,205
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			105,121
U.S. Treasury Obligations - 12.1%
U.S. Treasury Bonds 6.125% 8/15/29		62,100	71,197
U.S. Treasury Notes:
3.375% 9/15/09		96,226	91,836
3.625% 4/30/07		18,642	18,400
3.75% 5/15/08		91,791	89,819
3.875% 7/31/07		46,973	46,377
4% 8/31/07		788	779
4.25% 8/15/14		69,650	66,665
4.25% 8/15/15		34,000	32,389
4.5% 11/15/15		11,000	10,674
4.75% 5/15/14		1,000	991
TOTAL U.S. TREASURY OBLIGATIONS			429,127
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $955,865)			938,702
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 2.7%
4% 12/1/18		195	184
4.5% 4/1/21 (h)(i)		8,272	7,906
4.615% 7/1/34 (j)		5,451	5,422
4.761% 11/1/33 (h)(j)		4,329	4,295
4.895% 11/1/35 (j)		2,759	2,744
5% 2/1/18 to 12/1/35 (i)		31,039	29,674
5.039% 5/1/35 (j)		3,568	3,535
5.5% 5/1/08 to 11/1/35		32,517	32,328
5.5% 4/1/36 (h)(i)		8,884	8,670
6.5% 3/1/35		2,014	2,061
TOTAL FANNIE MAE			96,819
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - 0.2%
4.704% 9/1/35 (j)		$ 6,216	$ 6,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $104,723)			102,960
Asset-Backed Securities - 0.5%

Affinity PLC Series 2002-A CLass C, 5.9744% 5/15/09 (j)	GBP	770	1,346
Arran Master Trust Series 2005-B Class A3, 5% 12/15/12 (j)	GBP	600	1,042
Driver One GmbH Series 1 Class B, 2.864% 5/21/10 (j)	EUR	654	793
GELDI Series 2005-TS Class 1A, 2.631% 12/10/12 (j)	EUR	4,000	4,854
Greene King Finance PLC Series A1, 5.29% 6/15/31 (j)	GBP	1,000	1,737
Lambda Finance BV Series 2005-1X Class C1, 5.3688% 11/15/29 (j)	GBP	500	868
MBNA Credit Card Master Note Trust Series 2003-B4, 5.45% 9/17/13	GBP	2,000	3,528
Punch Taverns Finance PLC 4.9206% 4/15/09 (j)	GBP	335	584
Sedna Finance Corp.:
3.348% 12/23/14 (j)	EUR	500	606
3.451% 3/15/16 (j)	EUR	1,150	1,398
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	129
Whinstone Capital Management Ltd. Series 1X Class B2, 3.424% 10/25/44 (j)	EUR	500	608
TOTAL ASSET-BACKED SECURITIES (Cost $17,988)			17,493
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Granite Mortgages PLC 2.875% 1/20/43 (j)	EUR	600	729
Holmes Financing No. 8 PLC floater Series 3 Class C, 3.357% 7/15/40 (j)	EUR	500	610
Interstar Millennium Trust Series 2004-4E Class A1, 2.792% 11/14/36 (j)	EUR	485	588
Mortgages PLC Series 6 Class A1, 5.6675% 1/31/27 (j)	GBP	307	534
Permanent Financing No. 1 PLC 5.1% 6/10/09 (j)	EUR	344	425
TOTAL PRIVATE SPONSOR			2,886
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class Series 2003-24 CLass PB, 4.5% 12/25/12		$ 2,677	$ 2,653
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2770 Class UD, 4.5% 5/15/17		1,800	1,713
TOTAL U.S. GOVERNMENT AGENCY			4,366
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,432)			7,252
Commercial Mortgage Securities - 0.3%

Canary Wharf Finance II PLC Series C1, 5.22% 4/22/30 (j)	GBP	1,500	2,549
Immeo Residential Finance PLC Series 1 Class D, 3.206% 3/15/13 (j)	EUR	418	507
Opera Finance PLC 4.9175% 7/31/13 (j)	GBP	1,500	2,610
Real Estate Capital Foundation Ltd. Series 3 Class A, 4.8006% 7/15/16 (j)	GBP	2,000	3,457
Trafford Centre Finance Ltd. 5.3944% 4/28/35 (j)	GBP	619	1,073
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,727)			10,196
Foreign Government and Government Agency Obligations - 21.7%

Arab Republic 8.0203% to 9.7504% 5/2/06 to 2/27/07	EGP	19,510	3,247
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		5,696	5,602
par 1.33% 12/31/38 (j)		8,845	3,361
3% 4/30/13 (j)		7,705	6,558
4.889% 8/3/12 (j)		10,006	9,286
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,767
Banco Central del Uruguay:
Brady par A 6.75% 2/19/21		1,250	1,247
value recovery A rights 1/2/21 (a)(l)		1,250,000	0
value recovery B rights 1/2/21 (a)(l)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	6,510
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Brazilian Federative Republic:
Brady:
debt conversion bond 5.25% 4/15/12 (j)		$ 8,473	$ 8,473
par Z-L 6% 4/15/24		2,625	2,625
FLIRB L 5.1875% 4/15/09 (Reg.) (j)		1,952	1,942
6% 9/15/13		2,750	2,718
7.375% 2/3/15	EUR	600	823
8% 1/15/18		4,639	5,026
8.75% 2/4/25		4,480	5,130
10.5% 7/14/14		4,660	5,813
11% 8/17/40		16,345	20,971
12.25% 3/6/30		7,675	11,724
12.5% 1/5/16	BRL	2,735	1,277
12.75% 1/15/20		3,765	5,591
Canadian Government:
3% 6/1/06	CAD	4,000	3,421
4.5% 9/1/07	CAD	28,000	24,139
5.25% 6/1/12	CAD	23,800	21,517
5.5% 6/1/09	CAD	9,150	8,159
5.75% 6/1/29	CAD	5,600	5,803
Central Bank of Nigeria:
Brady 6.25% 11/15/20		3,750	3,731
promissory note 5.092% 1/5/10		2,308	2,207
warrants 11/15/20 (a)(l)		2,750	179
City of Kiev 8.75% 8/8/08		2,575	2,668
Danish Kingdom 3.125% 10/15/10	EUR	3,000	3,575
Dominican Republic:
Brady 5.7925% 8/30/09 (j)		2,222	2,205
5.3925% 8/30/24 (j)		11,068	10,432
9.5% 9/27/11 (Reg. S)		4,745	5,101
Ecuador Republic:
9% 8/15/30 (Reg. S) (f)		5,325	5,365
9.375% 12/15/15 (g)		5,220	5,507
euro par 5% 2/28/25		975	722
French Government:
3% 1/12/11	EUR	550	650
4% 4/25/55	EUR	500	606
4.75% 4/25/35	EUR	4,500	6,099
German Federal Republic:
3% 4/11/08	EUR	28,750	34,646
3.5% 1/4/16	EUR	64,950	76,854
4.25% 1/4/14	EUR	27,000	33,830
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
German Federal Republic: - continued
5% 7/4/12	EUR	3,200	$ 4,159
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		3,850	3,831
7.25% 4/20/15 (g)		1,550	1,585
7.25% 4/20/15		2,955	3,021
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		1,100	1,095
Japan Government:
Inflation-Indexed 0.5% 6/10/15	JPY	1,104,400	8,878
0.0484% 5/22/06	JPY	200,000	1,699
0.82% 11/20/20 (j)	JPY	1,325,000	10,746
0.9% 12/22/08	JPY	100,000	851
1.5% 3/20/14	JPY	4,030,000	33,802
2.4% 12/20/34	JPY	1,100,000	9,648
Lebanese Republic:
7.83% 11/30/09 (g)(j)		2,455	2,578
7.83% 11/30/09 (j)		2,965	3,113
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (j)		1,665	1,690
Panamanian Republic Brady discount 5.5625% 7/17/26 (j)		975	951
Peruvian Republic:
3% 3/7/27 (f)		1,425	969
5.875% 3/7/27 (j)		770	732
7.35% 7/21/25		4,455	4,377
9.875% 2/6/15		2,475	2,921
euro Brady past due interest 5% 3/7/17 (j)		3,318	3,152
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		7,780	7,761
5.3925% 12/1/09 (j)		734	725
8.25% 1/15/14		2,430	2,630
8.375% 2/15/11		6,001	6,511
8.875% 3/17/15		5,635	6,361
9% 2/15/13		7,094	7,990
9.875% 1/15/19		4,585	5,513
10.625% 3/16/25		3,935	5,101
Republic of Iraq 5.8% 1/15/28 (g)		1,790	1,215
Republic of Serbia 3.75% 11/1/24 (f)(g)		820	740
Russian Federation:
5% 3/31/30 (f)(g)		1,587	1,738
5% 3/31/30 (Reg. S) (f)		26,493	29,010
11% 7/24/18 (Reg. S)		3,525	5,041
12.75% 6/24/28 (Reg. S)		4,785	8,529
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Russian Federation: - continued
euro 10% 6/26/07		$ 9,255	$ 9,729
Spanish Kingdom 4.2% 1/31/37	EUR	6,320	7,857
State of Qatar 9.75% 6/15/30 (Reg. S)		3,415	5,029
Turkish Republic:
11.75% 6/15/10		6,316	7,595
11.875% 1/15/30		9,930	15,329
13.1525% to 20.5644% 7/5/06 to 6/27/07	TRY	15,800	10,688
Ukraine Government 8.235% 8/5/09 (j)		9,335	9,977
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	5,250	9,038
4.25% 3/7/36	GBP	9,150	16,316
4.75% 6/7/10	GBP	450	790
4.75% 9/7/15	GBP	2,550	4,549
5% 3/7/12	GBP	9,500	16,982
5% 3/7/25	GBP	670	1,276
8% 6/7/21	GBP	3,200	7,774
8.75% 8/25/17	GBP	710	1,709
United Mexican States:
5.625% 1/15/17		2,372	2,297
7.37% to 7.39% 6/8/06	MXN	26,450	2,399
7.5% 4/8/33		7,280	8,146
8.3% 8/15/31		9,710	11,749
11.5% 5/15/26		4,070	6,309
Uruguay Republic:
7.25% 2/15/11		980	1,019
9.25% 5/17/17		1,080	1,256
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(l)		1,250	47
5.375% 8/7/10		3,680	3,564
5.6138% 4/20/11 (j)		6,590	6,620
7.65% 4/21/25		3,000	3,240
9.25% 9/15/27		6,950	8,827
10.75% 9/19/13		4,880	6,085
13.625% 8/15/18		4,220	6,488
euro Brady:
par W-A 6.75% 3/31/20		9,405	9,405
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
par W-B 6.75% 3/31/20		$ 4,135	$ 4,135
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		3,144	2,657
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $725,150)			764,651
Common Stocks - 1.0%
	Shares
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	157,063	1,802
Diversified Consumer Services - 0.2%
Coinmach Service Corp. unit	435,000	7,099
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	244,160	3,150
Media - 0.7%
NTL, Inc. (a)	799,811	23,282
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)	98	0
TOTAL COMMON STOCKS (Cost $22,101)		35,333
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	281
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,403	2,643
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%	1,740	$ 1,697
TOTAL CONSUMER DISCRETIONARY		4,340
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	122	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,340
TOTAL PREFERRED STOCKS (Cost $4,418)		4,621
Floating Rate Loans - 3.0%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.06% 4/30/10 (j)		$ 2,470	2,507
Tranche 3, term loan 7.81% 3/1/11 (j)		3,620	3,674
			6,181
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 9.224% 11/1/11 (j)		3,019	3,094
Tranche C2, term loan 13.3419% 5/2/12 (j)		1,700	1,781
			4,875
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.2859% 12/19/12 (j)		200	203
Hotels, Restaurants & Leisure - 0.1%
Dunkin Brands Acquisition, Inc. term loan 7.3256% 3/1/13 (j)		450	451
Hilton Head Communications LP Tranche B, term loan 9% 3/31/08 (j)		3,000	2,888
			3,339
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.2%
CSC Holdings, Inc. Tranche B, term loan 6.6643% 3/31/13 (j)		$ 6,020	$ 6,073
UPC Broadband Holding BV Tranche H2, term loan 7.28% 9/30/12 (j)		1,520	1,530
			7,603
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.34% 4/6/13 (j)		2,820	2,848
Specialty Retail - 0.2%
Toys 'R' US, Inc. term loan 7.63% 12/9/08 (j)		6,200	6,200
TOTAL CONSUMER DISCRETIONARY			31,249
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (j)		236	238
Tranche 2, term loan 11.75% 7/8/13 (j)		2,630	2,715
Tranche B1, term loan 7.5034% 7/8/12 (j)		352	356
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (j)		570	573
term loan:
6.83% 10/31/07 (j)		1,745	1,754
7.0908% 10/31/12 (j)		2,363	2,375
			8,011
FINANCIALS - 0.4%
Diversified Financial Services - 0.3%
MGM Holdings II, Inc. Tranche B, term loan 7.2294% 4/8/12 (j)		3,260	3,301
Olympus Cable Holdings LLC Tranche B, term loan 9.75% 9/30/10 (j)		5,325	5,205
			8,506
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.34% 12/16/10 (j)		$ 3,840	$ 3,878
Newkirk Master LP Tranche B, term loan 6.4134% 8/11/08 (j)		178	180
			4,058
TOTAL FINANCIALS			12,564
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HealthSouth Corp. term loan 8.15% 3/10/13 (j)		6,380	6,428
INDUSTRIALS - 0.3%
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (j)		290	298
Tranche C, term loan 13.51% 3/16/08 (j)		4,275	4,382
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (j)		3,159	3,202
Tranche DD, term loan 8.625% 2/1/12 (j)		451	457
			8,339
Building Products - 0.0%
Mueller Group, Inc. term loan 7.0466% 10/3/12 (j)		229	232
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 6.7957% 1/15/12 (j)		827	827
Tranche A, Credit-Linked Deposit 6.5756% 1/15/12 (j)		321	321
			1,148
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.4117% 10/3/12 (j)		184	186
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 6.625% 10/17/12 (j)		123	125
Road & Rail - 0.1%
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (j)		144	146
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
Tranche B, term loan 6.8935% 12/21/12 (j)		$ 984	$ 994
Tranche DD, term loan 0% 12/21/12 (n)		169	170
			1,310
TOTAL INDUSTRIALS			11,340
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies Finance Ltd. Tranche B1, term loan 7.13% 12/5/12 (j)		38	38
Software - 0.2%
Infor Global Solutions AG:
Tranche 1, term loan 7.5032% 4/18/11 (j)		2,220	2,217
Tranche 2, term loan 11.74% 4/18/12 (j)		1,250	1,256
Tranche 2, term loan 11.99% 4/18/12 (j)		3,010	3,025
			6,498
TOTAL INFORMATION TECHNOLOGY			6,536
MATERIALS - 0.5%
Chemicals - 0.0%
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (j)		305	309
Tranche C, term loan 7.8392% 1/31/14 (j)		305	309
Solutia, Inc. Tranche B, term loan 8.78% 3/31/07 (j)		200	202
			820
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.826% 12/23/13 (j)		6,150	6,273
Tranche B, term loan 6.8847% 12/23/12 (j)		11,431	11,517
			17,790
TOTAL MATERIALS			18,610
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
NTL Cable PLC term loan 10.3181% 3/3/07 (j)		1,400	1,409
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (j)		$ 3,490	$ 3,647
Tranche B, term loan 7.7819% 9/21/13 (j)		1,745	1,762
Tranche C, term loan 8.2819% 9/21/14 (j)		1,745	1,762
			8,580
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (j)		733	742
term loan 6.82% 2/1/13 (j)		3,217	3,257
			3,999
TOTAL FLOATING RATE LOANS (Cost $105,363)			107,317
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 5.875% 3/28/13 (j)		295	288
- Citibank 5.875% 3/28/13 (j)		1,493	1,459
- Credit Suisse First Boston 5.875% 3/28/13 (j)		1,909	1,866
- Deutsche Bank:
0.9986% 3/28/13 (j)	JPY	107,698	878
5.875% 3/28/13 (j)		1,356	1,326
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,335)			5,817
Commercial Paper - 0.1%

Forenings Sparbanken AB 2.62% 4/13/06 (Cost $3,607)	EUR	3,000	3,632
Fixed-Income Funds - 2.5%
	Shares
Fidelity Floating Rate Central Investment Portfolio (k) (Cost $86,808)	866,065	87,343
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.77% (b) (Cost $165,848)	165,847,841	$ 165,848
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $4,183)	$ 4,185	4,183
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,481,312)		3,545,440
NET OTHER ASSETS - (0.5)%		(17,074)
NET ASSETS - 100%		$ 3,528,366
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $223,705,000 or 6.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,802,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,971

(n) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $169,000 and $170,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,561
Fidelity Floating Rate Central Investment Portfolio	1,411
Total	$ 2,972
Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 86,840	$ -	$ -	$ 87,343	11.3%
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,477,722,000. Net unrealized appreciation aggregated $67,718,000, of which $123,147,000 related to appreciated investment securities and $55,429,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006